UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
July 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Semiannual Report January 31, 2011

Arizona    •    Connecticut    •    Michigan    •    Minnesota    •    New Jersey    •    Pennsylvania

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2011
Eaton Vance
Municipal Income Funds

Eaton Vance
Arizona Municipal Income Fund
January 31, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance Information1

	Class A	Class B	Class C	Class I
Symbol	ETAZX	EVAZX	ECAZX	EIAZX
Inception Dates	12/13/93	7/25/91	12/16/05	8/3/10

Average Annual Total Returns at NAV

Six Months	-3.49%	-3.77%	-3.77%	N.A.
One Year	-0.56	-1.30	-1.30	N.A.
Five Years	2.57	1.79	1.81	N.A.
10 Years	3.68	2.92	N.A.	N.A.
Since Inception	4.20	4.56	1.97	-3.42%

SEC Average Annual Total Returns with maximum sales charge

Six Months	-8.09%	-8.50%	-4.71%	N.A.
One Year	-5.24	-6.07	-2.25	N.A.
Five Years	1.57	1.45	1.81	N.A.
10 Years	3.17	2.92	N.A.	N.A.
Since Inception	3.90	4.56	1.97	-3.42%

Maximum Sales Charge	4.75%	5.00%	1.00%	N.A.

Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.76%	1.51%	1.51%	0.56%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.77%	4.02%	4.02%	5.39%
Taxable-Equivalent Distribution Rate[3,4]	7.69	6.48	6.48	8.69
SEC 30-day Yield[5]	3.91	3.34	3.35	4.36
Taxable-Equivalent SEC 30-day Yield[4,5]	6.30	5.38	5.40	7.03

Total Leverage[6]

RIB Leverage			2.1%

Relative Performance 7/31/10 - 1/31/11[7]

Barclays Capital Municipal Bond Index			-2.84%*
Barclays Capital 20 Year Municipal Bond Index			-4.59 *
Lipper Arizona Municipal Debt Funds Classification			-3.86 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (by total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 1/31/11 is as follows:

AAA	29.1%	BBB	9.8%
AA	34.2	CCC	0.7
A	23.5	Not Rated	2.7

See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance Information1

	Class A	Class B	Class C	Class I
Symbol	ETCTX	EVCTX	ECCTX	EICTX
Inception Dates	4/19/94	5/1/92	2/9/06	3/3/08

Average Annual Total Returns at NAV

Six Months	-3.17%	-3.65%	-3.65%	-3.17%
One Year	-0.17	-1.04	-1.03	-0.08
Five Years	2.52	1.74	N.A.	N.A.
10 Years	3.62	2.86	N.A.	N.A.
Since Inception	4.70	4.05	1.71	4.31

SEC Average Annual Total Returns with maximum sales charge

Six Months	-7.78%	-8.39%	-4.59%	-3.17%
One Year	-4.88	-5.82	-1.99	-0.08
Five Years	1.53	1.40	N.A.	N.A.
10 Years	3.12	2.86	N.A.	N.A.
Since Inception	4.39	4.05	1.71	4.31

Maximum Sales Charge	4.75%	5.00%	1.00%	N.A.

Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.81%	1.56%	1.56%	0.61%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.48%	3.73%	3.72%	4.68%
Taxable-Equivalent Distribution Rate[3,4]	7.37	6.14	6.12	7.70
SEC 30-day Yield[5]	3.86	3.30	3.30	4.25
Taxable-Equivalent SEC 30-day Yield[4,5]	6.35	5.43	5.43	6.99

Total Leverage[6]

RIB Leverage			5.8%

Relative Performance 7/31/10 - 1/31/11[7]

Barclays Capital Municipal Bond Index			-2.84%*
Barclays Capital 20 Year Municipal Bond Index			-4.59 *
Lipper Connecticut Municipal Debt Funds Classification			-3.58 *

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (by total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 1/31/11 is as follows:

AAA	15.0%	BB	2.4%
AA	37.1	CCC	0.4
A	27.1	Not Rated	5.1
BBB	12.9

See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Michigan Municipal Income Fund
January 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance Information1

	Class A	Class C	Class I
Symbol	ETMIX	ECMIX	EIMIX
Inception Dates	12/7/93	5/2/06	8/3/10

Average Annual Total Returns at NAV

Six Months	-3.97%	-4.32%	N.A.
One Year	-0.85	-1.58	N.A.
Five Years	1.92	N.A.	N.A.
10 Years	3.47	N.A.	N.A.
Since Inception	3.88	1.21	-4.01%

SEC Average Annual Total Returns with maximum sales charge

Six Months	-8.49%	-5.26%	N.A.
One Year	-5.56	-2.53	N.A.
Five Years	0.93	N.A.	N.A.
10 Years	2.97	N.A.	N.A.
Since Inception	3.59	1.21	-4.01%

Maximum Sales Charge	4.75%	1.00%	N.A.

Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

	0.76%	1.51%	0.56%

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	4.56%	3.82%	4.83%
Taxable-Equivalent Distribution Rate[3,4]	7.33	6.14	7.77
SEC 30-day Yield[5]	3.83	3.27	4.44
Taxable-Equivalent SEC 30-day Yield[4,5]	6.16	5.26	7.14

Total Leverage[6]

RIB Leverage	2.2%

Relative Performance 7/31/10 - 1/31/11[7]

Barclays Capital Municipal Bond Index	-2.84	%*
Barclays Capital 20 Year Municipal Bond Index	-4.59	*
Lipper Michigan Municipal Debt Funds Classification	-3.55	*

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (by total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 1/31/11 is as follows:

AAA	8.2%	BBB	5.1%
AA	55.8	BB	1.7
A	28.4	Not Rated	0.8

See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance Information1

	Class A	Class B	Class C	Class I
Symbol	ETMNX	EVMNX	ECMNX	EIMNX
Inception Dates	12/9/93	7/29/91	12/21/05	8/3/10

Average Annual Total Returns at NAV

Six Months	-3.81%	-4.17%	-4.17%	N.A.
One Year	-0.82	-1.53	-1.63	N.A.
Five Years	3.06	2.32	2.27	N.A.
10 Years	3.97	3.21	N.A.	N.A.
Since Inception	4.14	4.15	2.45	-3.84%

SEC Average Annual Total Returns with maximum sales charge

Six Months	-8.35%	-8.88%	-5.11%	N.A.
One Year	-5.55	-6.30	-2.58	N.A.
Five Years	2.07	1.97	2.27	N.A.
10 Years	3.46	3.21	N.A.	N.A.
Since Inception	3.84	4.15	2.45	-3.84%

Maximum Sales Charge	4.75%	5.00%	1.00%	N.A.

Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.73%	1.49%	1.48%	0.53%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.19%	3.42%	3.44%	4.73%
Taxable-Equivalent Distribution Rate[3,4]	6.99	5.71	5.74	7.90
SEC 30-day Yield[5]	3.91	3.34	3.36	4.18
Taxable-Equivalent SEC 30-day Yield[4,5]	6.53	5.58	5.61	6.98

Relative Performance 7/31/10 - 1/31/11[7]

Barclays Capital Municipal Bond Index	-2.84	%*
Barclays Capital 20 Year Municipal Bond Index	-4.59	*
Lipper Minnesota Municipal Debt Funds Classification	-3.43	*

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (by total investments)

See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance Information1

	Class A	Class C	Class I
Symbol	ETNJX	ECNJX	EINJX
Inception Dates	4/13/94	12/14/05	3/3/08

Average Annual Total Returns at NAV

Six Months	-5.84%	-6.17%	-5.75%
One Year	-2.40	-3.03	-2.21
Five Years	0.72	-0.03	N.A.
10 Years	3.14	N.A.	N.A.
Since Inception	4.29	0.24	2.49

SEC Average Annual Total Returns with maximum sales charge

Six Months	-10.32%	-7.09%	-5.75%
One Year	-6.99	-3.96	-2.21
Five Years	-0.26	-0.03	N.A.
10 Years	2.64	N.A.	N.A.
Since Inception	3.99	0.24	2.49

Maximum Sales Charge	4.75%	1.00%	N.A.

Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

	0.90%	1.64%	0.69%

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	5.34%	4.59%	5.55%
Taxable-Equivalent Distribution Rate[3,4]	9.02	7.76	9.38
SEC 30-day Yield[5]	5.16	4.67	5.62
Taxable-Equivalent SEC 30-day Yield[4,5]	8.72	7.89	9.50

Total Leverage[6]

RIB Leverage	14.0%

Relative Performance 7/31/10 - 1/31/11[7]

Barclays Capital Municipal Bond Index	-2.84	%*
Barclays Capital 20 Year Municipal Bond Index	-4.59	*
Lipper New Jersey Municipal Debt Funds Classification	-4.17	*

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (by total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 1/31/11 is as follows:

AAA	5.9%	BBB	20.9%
AA	37.2	B	1.1
A	30.6	Not Rated	4.3

See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance Information1

	Class A	Class B	Class C	Class I
Symbol	ETPAX	EVPAX	ECPAX	EIPAX
Inception Dates	6/1/94	1/8/91	1/13/06	3/3/08

Average Annual Total Returns at NAV

Six Months	-4.63%	-5.08%	-4.97%	-4.62%
One Year	-2.44	-3.25	-3.13	-2.22
Five Years	1.44	0.67	0.68	N.A.
10 Years	3.51	2.75	N.A.	N.A.
Since Inception	4.31	4.17	0.72	3.35

SEC Average Annual Total Returns with maximum sales charge

Six Months	-9.15%	-9.73%	-5.90%	-4.62%
One Year	-7.05	-7.89	-4.06	-2.22
Five Years	0.46	0.34	0.68	N.A.
10 Years	3.01	2.75	N.A.	N.A.
Since Inception	4.01	4.17	0.72	3.35

Maximum Sales Charge	4.75%	5.00%	1.00%	N.A.

Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.88%	1.64%	1.63%	0.69%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.53%	4.78%	4.78%	5.73%
Taxable-Equivalent Distribution Rate[3,4]	8.78	7.59	7.59	9.10
SEC 30-day Yield[5]	5.04	4.54	4.54	5.49
Taxable-Equivalent SEC 30-day Yield[4,5]	8.00	7.21	7.21	8.71

Total Leverage[6]

RIB Leverage	12.4%

Relative Performance 7/31/10 - 1/31/117

Barclays Capital Municipal Bond Index	-2.84	%*
Barclays Capital 20 Year Municipal Bond Index	-4.59	*
Lipper Pennsylvania Municipal Debt Funds Classification	-3.93	*

* Source: Bloomberg, L.P.; Lipper
Fund Profile

Rating Distribution8 (by total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 1/31/11 is as follows:

AAA	6.1%	BB	0.9%
AA	56.5	CC	0.5
A	23.0	Not Rated	3.8
BBB	9.2

See Endnotes and Additional Disclosures on page 8.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
January 31, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns are shown at net asset value (NAV) and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 5% – 1st and 2nd years; 4% – 3rd year; 3% – 4th year; 2% – 5th year; 1% – 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at NAV.

2.	Source: Prospectus dated 12/1/10, as supplemented or revised. Expense Ratio includes interest expense (as noted below for indicated Funds) relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, NAV and performance have not been affected by this expense. Interest expense ratios for the Funds were as follows:

Arizona	0.02%	Minnesota	0.00%
Connecticut	0.06%	New Jersey	0.14%
Michigan	0.02%	Pennsylvania	0.11%

3.	Fund distribution rates represent actual distributions paid to shareholders and are calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period.

4.	Taxable-equivalent figures assume maximum combined federal and state income tax rates. Lower tax rates would result in lower tax-equivalent figures. The maximum combined tax rates were as follows as of 1/31/11:

Arizona	37.95%	Minnesota	40.10%
Connecticut	39.23%	New Jersey	40.83%
Michigan	37.83%	Pennsylvania	37.00%

5.	Fund SEC 30-day yields are calculated by dividing net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

6.	The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). See Note 1I to the financial statements for more information on RIB investments. RIB leverage represents the amount of Floating Rate Notes outstanding as of 1/31/11 as a percentage of the Fund’s net assets plus Floating Rate Notes.

7.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. Index performance is available as of month end only. The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The Lipper Averages are the average annual total returns, at NAV, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds.

8.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance
Municipal Income Funds

January 31, 2011

Fund Expenses

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 – January 31, 2011).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual*
Class A	$1,000.00	$965.10	$3.81
Class B	$1,000.00	$962.30	$7.52
Class C	$1,000.00	$962.30	$7.52
Class I	$1,000.00	$965.80	$2.84

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.92
Class B	$1,000.00	$1,017.50	$7.73
Class C	$1,000.00	$1,017.50	$7.73
Class I	$1,000.00	$1,022.30	$2.96

*	Class I had not commenced operations as of August 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and by 182/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to January 31, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010 (August 2, 2010 for Class I).
**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010 (August 2, 2010 for Class I).

Eaton Vance
Municipal Income Funds

January 31, 2011

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual
Class A	$1,000.00	$968.30	$3.97
Class B	$1,000.00	$963.50	$7.72
Class C	$1,000.00	$963.50	$7.72
Class I	$1,000.00	$968.30	$2.98

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08
Class B	$1,000.00	$1,017.30	$7.93
Class C	$1,000.00	$1,017.30	$7.93
Class I	$1,000.00	$1,022.20	$3.06

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.56% for Class B shares, 1.56% for Class C shares and 0.60% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010.

Eaton Vance Michigan Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual*
Class A	$1,000.00	$960.30	$3.85
Class C	$1,000.00	$956.80	$7.55
Class I	$1,000.00	$959.90	$2.83

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.97
Class C	$1,000.00	$1,017.50	$7.78
Class I	$1,000.00	$1,022.30	$2.96

*	Class I had not commenced operations as of August 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class C shares and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and by 182/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to January 31, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010 (August 2, 2010 for Class I).
**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class C shares and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010 (August 2, 2010 for Class I).

Eaton Vance
Municipal Income Funds

January 31, 2011

Fund Expenses — continued

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual*
Class A	$1,000.00	$961.90	$3.66
Class B	$1,000.00	$958.30	$7.40
Class C	$1,000.00	$958.30	$7.40
Class I	$1,000.00	$961.60	$2.64

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77
Class B	$1,000.00	$1,017.60	$7.63
Class C	$1,000.00	$1,017.60	$7.63
Class I	$1,000.00	$1,022.50	$2.75

*	Class I had not commenced operations as of August 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares and 0.54% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and by 182/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to January 31, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010 (August 2, 2010 for Class I).
**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares and 0.54% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010 (August 2, 2010 for Class I).

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual
Class A	$1,000.00	$941.60	$4.55
Class C	$1,000.00	$938.30	$8.21
Class I	$1,000.00	$942.50	$3.57

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.74
Class C	$1,000.00	$1,016.70	$8.54
Class I	$1,000.00	$1,021.50	$3.72

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93% for Class A shares, 1.68% for Class C shares and 0.73% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010.

Eaton Vance
Municipal Income Funds

January 31, 2011

Fund Expenses — continued

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual
Class A	$1,000.00	$953.70	$4.48
Class B	$1,000.00	$949.20	$8.16
Class C	$1,000.00	$950.30	$8.21
Class I	$1,000.00	$953.80	$3.50

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.63
Class B	$1,000.00	$1,016.80	$8.44
Class C	$1,000.00	$1,016.80	$8.49
Class I	$1,000.00	$1,021.60	$3.62

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% for Class A shares, 1.66% for Class B shares, 1.67% for Class C shares and 0.71% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010.

Eaton Vance
Arizona Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.9%

	Principal Amount
Security	(000’s omitted)	Value

Education — 3.7%

Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,500	$1,457,640
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,462,515

		$2,920,155

Electric Utilities — 6.8%

Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$523,310
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000	890,250
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,000	1,990,680
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,000	1,963,000

		$5,367,240

Escrowed / Prerefunded — 13.9%

Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$6,500	$5,764,525
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	5,500	5,147,175

		$10,911,700

General Obligations — 5.9%

Maricopa County Community College District, 3.00%, 7/1/23	$865	$773,111
Puerto Rico, 0.00%, 7/1/18	1,125	767,441
Tempe, 3.75%, 7/1/24	1,385	1,285,156
Tempe, 5.375%, 7/1/21	1,600	1,791,664

		$4,617,372

Health Care – Miscellaneous — 1.1%

Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$470	$387,914
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	500	450,425

		$838,339

Hospital — 11.7%

Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$1,782,480
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,100,057
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	627,338
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	60	48,572
Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,750	1,585,010
Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,350	1,304,357
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,356,272
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,441,410

		$9,245,496

Industrial Development Revenue — 0.7%

Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$650	$557,914

		$557,914

Insured – Education — 1.0%

North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$750	$757,635

		$757,635

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 4.4%

Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$500	$418,145
Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,000	1,053,950
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	713,422
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,200	1,310,640

		$3,496,157

Insured – Escrowed / Prerefunded — 2.8%

Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,193,170
Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (NPFG), Escrowed to Maturity, 5.25%, 7/1/11	1,000	1,020,490

		$2,213,660

Insured – General Obligations — 6.8%

Flagstaff, (AMBAC), 3.25%, 7/1/23	$5	$4,544
Goodyear, (NPFG), 3.00%, 7/1/26	1,210	999,049
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,128,079
Pinal County Unified School District No. 43, Apache Junction, (AGM), 5.00%, 7/1/24	1,200	1,256,808

		$5,388,480

Insured – Hospital — 1.6%

Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,195	$1,286,023

		$1,286,023

Insured – Lease Revenue / Certificates of Participation — 1.7%

Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,635	$1,327,669

		$1,327,669

Insured – Special Tax Revenue — 9.3%

Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$869,772
Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	1,000	956,860
Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	3,010	2,596,697
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	512,511
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,370	159,064
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	680	70,992
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,345	129,214
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,080	95,720
Queen Creek, Excise Tax & State Shared Revenue, (NPFG), 5.00%, 8/1/27	2,000	1,934,540

		$7,325,370

Insured – Transportation — 7.6%

Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,750	$2,645,968
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,725	1,562,177
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,900	1,777,051

		$5,985,196

Insured – Water and Sewer — 1.4%

Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,100,167

		$1,100,167

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.0%

Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$821,850

		$821,850

Other Revenue — 3.8%

Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,650,670
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	16,505	336,207
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,765	113,894
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	850,890

		$2,951,661

Special Tax Revenue — 10.6%

Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,000	$1,028,430
Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,000	1,022,190
Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	250	255,548
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	260,709
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	282,445
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	1,000	962,080
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	2,500	2,558,450
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/34	1,000	1,007,400
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	994,620

		$8,371,872

Transportation — 3.8%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$2,994,000

		$2,994,000

Water and Sewer — 1.3%

Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,010,250

		$1,010,250

Total Tax-Exempt Investments — 100.9%
(identified cost $81,088,657)		$79,488,206

Other Assets, Less Liabilities — (0.9)%		$(734,139)

Net Assets — 100.0%		$78,754,067

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2011, 36.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 24.9% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $212,080.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.5%

	Principal Amount
Security	(000’s omitted)	Value

Education — 13.0%

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$1,000	$930,830
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,374,900
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	1,971,540
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,011,550
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	2,220	2,227,659
University of Connecticut, 5.00%, 2/15/21	1,315	1,446,829
University of Connecticut, 5.00%, 5/15/23	1,350	1,354,414
University of Connecticut, 5.00%, 2/15/28	875	896,210

		$15,213,932

Electric Utilities — 3.3%

Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$2,000	$1,998,140
Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,500	1,388,340
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	500	428,830

		$3,815,310

Escrowed / Prerefunded — 4.9%

Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$845	$882,205
Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,010	3,112,822
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,500	1,545,000
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	170	204,063

		$5,744,090

General Obligations — 11.1%

Connecticut, 4.875%, 11/1/20	$1,475	$1,617,633
Connecticut, 5.00%, 2/15/29	1,000	1,029,660
East Lyme, 4.00%, 7/15/22	350	364,095
East Lyme, 4.00%, 7/15/23	525	539,322
East Lyme, 4.25%, 7/15/24	250	259,870
East Lyme, 4.25%, 7/15/25	250	256,960
Fairfield, 5.00%, 1/1/23	1,000	1,127,930
Hartford County Metropolitan District, 5.00%, 7/15/34	2,020	2,035,877
North Haven, 5.00%, 7/15/23	1,475	1,646,823
North Haven, 5.00%, 7/15/25	1,490	1,636,839
Redding, 5.50%, 10/15/18	400	479,028
Redding, 5.625%, 10/15/19	650	782,717
Wilton, 5.25%, 7/15/18(2)	535	630,797
Wilton, 5.25%, 7/15/19	535	628,978

		$13,036,529

Hospital — 2.8%

Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,500	$2,266,875
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	994,850

		$3,261,725

Industrial Development Revenue — 6.8%

Connecticut Development Authority, (Signature Flight Support Corp.), (AMT), 6.625%, 12/1/14	$1,915	$1,835,604
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500	4,504,185
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	620	513,124
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,320	1,119,096

		$7,972,009

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Education — 15.2%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,046,057
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,145,899
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	1,847,770
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,534,475
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	5,995,180
Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,500	2,175,050
University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,000	1,042,010

		$17,786,441

Insured – Electric Utilities — 4.0%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,755	$1,581,115
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,840	3,101,848

		$4,682,963

Insured – Escrowed / Prerefunded — 2.7%

Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,500	$1,613,685
Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (AGM), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,000	1,013,930
Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	515	547,785

		$3,175,400

Insured – General Obligations — 5.2%

Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,370	$3,378,358
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,148,310
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,010,710
New Britain, (NPFG), 6.00%, 3/1/12	500	514,675

		$6,052,053

Insured – Hospital — 2.5%

Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$2,000	$1,947,680
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	1,000	955,710

		$2,903,390

Insured – Housing — 0.5%

Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$610	$558,412

		$558,412

Insured – Lease Revenue / Certificates of Participation — 2.3%

Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,740	$2,719,505

		$2,719,505

Insured – Pooled Loans — 0.8%

Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$925	$925,675

		$925,675

Insured – Special Tax Revenue — 0.9%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), (AMBAC), 5.00%, 7/1/24	$1,000	$1,030,770

		$1,030,770

Insured – Transportation — 9.3%

Connecticut, (Bradley International Airport), (FGIC), (NPFG), (AMT), 5.125%, 10/1/26	$5,500	$5,389,395
Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	500	491,030

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Transportation (continued)

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$3,900	$3,647,631
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,364,632

		$10,892,688

Insured – Water and Sewer — 5.5%

Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 4.70%, 7/1/36	$1,000	$766,430
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	1,000	815,790
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,420	3,655,228
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,207,032

		$6,444,480

Lease Revenue / Certificates of Participation — 1.9%

Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$1,830	$2,196,677

		$2,196,677

Other Revenue — 0.3%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$8,700	$177,219
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	16,465	174,200

		$351,419

Senior Living / Life Care — 0.7%

Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$844,830

		$844,830

Solid Waste — 2.4%

Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,749,697

		$2,749,697

Special Tax Revenue — 6.1%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$2,185	$2,288,569
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,000	2,181,500
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	130,355
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	143,616
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	449,080
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,700	1,635,536
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	366,401

		$7,195,057

Water and Sewer — 2.3%

Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,072,640
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,594,515

		$2,667,155

Total Tax-Exempt Investments — 104.5%
(identified cost $124,067,917)		$122,220,207

Other Assets, Less Liabilities — (4.5)%		$(5,226,829)

Net Assets — 100.0%		$116,993,378

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
RADIAN	- Radian Group, Inc.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 16.0% of the Fund’s net assets at January 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2011, 46.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 27.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $360,536.

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.1%

	Principal Amount
Security	(000’s omitted)	Value

Education — 4.4%

Grand Valley State University, 5.625%, 12/1/29	$475	$479,066
Grand Valley State University, 5.75%, 12/1/34	475	475,656
Michigan State University, 5.00%, 2/15/40	1,000	979,720

		$1,934,442

Electric Utilities — 0.7%

Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$375	$321,623

		$321,623

Escrowed / Prerefunded — 7.6%

Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$530	$601,900
Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,250	1,334,887
Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	250	262,573
Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,000	1,165,270

		$3,364,630

General Obligations — 2.9%

Charter County of Wayne, 6.75%, 11/1/39	$495	$497,059
Kent County Building Authority, 5.50%, 6/1/26(1)	500	565,925
Michigan, 5.50%, 11/1/25	230	239,571

		$1,302,555

Hospital — 16.5%

Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$410	$350,517
Kent Hospital Finance Authority, (Spectrum Health), 5.50%,to 1/15/15 (Put Date), 1/15/47	690	767,218
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,500	1,256,415
Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	805	719,396
Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	500	430,765
Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	500	500,435
Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,130	941,979
Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,300	1,127,334
Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	800	714,592
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	575	489,866

		$7,298,517

Insured – Education — 4.3%

Ferris State University, (AGC), 5.125%, 10/1/33	$495	$487,075
Wayne University, (NPFG), 5.00%, 11/15/37	1,500	1,416,435

		$1,903,510

Insured – Electric Utilities — 4.1%

Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (NPFG), 6.95%, 5/1/11	$300	$304,305
Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	1,000	970,080
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	563,075

		$1,837,460

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Escrowed / Prerefunded — 5.0%

Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,000	$2,193,420

		$2,193,420

Insured – General Obligations — 27.5%

Brighton School District, (AMBAC), 0.00%, 5/1/18	$1,005	$740,936
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	700	582,708
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	305	254,153
Detroit City School District, (AGM), 6.00%, 5/1/29	1,000	992,660
Grosse Pointe Public Schools, (FGIC), (NPFG), 3.00%, 5/1/27	1,315	1,013,194
HealthSource Saginaw, Inc., Saginaw County, (NPFG), 5.00%, 5/1/29	1,000	989,310
Holland School District, (AMBAC), 0.00%, 5/1/17	1,900	1,502,957
Okemos Public School District, (NPFG), 0.00%, 5/1/16	2,000	1,667,800
Parchment School District, (NPFG), 5.00%, 5/1/25	1,790	1,801,671
Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,400	1,463,056
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,149,788

		$12,158,233

Insured – Housing — 0.1%

Michigan Housing Development Authority, Rental Housing, (NPFG), (AMT), 5.30%, 10/1/37	$25	$23,668

		$23,668

Insured – Lease Revenue / Certificates of Participation — 2.1%

Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$3,000	$916,650

		$916,650

Insured – Transportation — 2.1%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 8/1/57(2)	$1,000	$935,290

		$935,290

Insured – Water and Sewer — 6.4%

Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$2,300	$1,823,417
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,005,480

		$2,828,897

Lease Revenue / Certificates of Participation — 2.3%

Michigan Building Authority, 6.00%, 10/15/38	$1,000	$1,034,140

		$1,034,140

Other Revenue — 1.7%

Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$1,090	$732,720

		$732,720

Special Tax Revenue — 8.5%

Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,680	$1,297,632
Detroit, Downtown Tax Increment, 0.00%, 7/1/20	2,000	1,153,040
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	145	140,011
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	148,403
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	6,630	271,697
Puerto Rico Sales Tax Financing Corp., 5.25%, 7/1/41(2)(3)	660	634,973
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	135	135,518

		$3,781,274

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Water and Sewer — 4.9%

Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$910	$898,206
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	1,000	1,008,680
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	250	258,175

		$2,165,061

Total Tax-Exempt Investments — 101.1%
(identified cost $45,814,769)		$44,732,090

Other Assets, Less Liabilities — (1.1)%		$(469,663)

Net Assets — 100.0%		$44,262,427

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2011, 51.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).
(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $139,973.

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.1%

	Principal Amount
Security	(000’s omitted)	Value

Education — 12.6%

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,018,980
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,489,695
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	953,470
Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	1,030	946,776
Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,250	1,073,837
Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	575	561,896
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	963,810
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,435,765
St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,380	1,384,375
University of Minnesota, 5.00%, 12/1/21	500	547,050
University of Minnesota, 5.125%, 4/1/34	1,000	1,011,900
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,000,480

		$12,388,034

Electric Utilities — 4.3%

Minnesota Municipal Power Agency, 4.75%, 10/1/32	$500	$464,175
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	712,050
Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,000	1,904,580
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	185	158,667
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,008,990

		$4,248,462

Escrowed / Prerefunded — 4.9%

Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$490	$563,446
Dakota County Community Development Agency, (Senior Housing Facilities), Prerefunded to 1/1/12, 5.00%, 1/1/21(1)	750	781,005
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,308,820
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,126,750

		$4,780,021

General Obligations — 13.9%

Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,000	$994,610
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35(1)	500	480,015
Duluth, 5.00%, 2/1/34	2,000	1,961,160
Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,000	2,003,260
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	2,000	1,853,380
Minnesota, 5.00%, 6/1/21	1,155	1,276,217
Minnesota, 5.00%, 8/1/22	1,000	1,105,590
Minnesota, 5.00%, 11/1/26	1,000	1,044,320
St. Michael Independent School District No. 885, 4.50%, 2/1/28	1,000	960,350
Washington County, 3.50%, 2/1/28	1,500	1,257,315
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	720,263

		$13,656,480

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Hospital — 13.1%

Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$1,000	$973,110
Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), 5.25%, 8/15/35	1,000	965,220
Northfield, 5.375%, 11/1/31	500	447,335
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	2,000	1,916,000
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/38	1,000	953,750
Rochester Health Care Facilities, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,406,745
Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	500	444,905
St. Cloud Health Care Revenue, (CentraCare Health System), 5.125%, 5/1/30	1,000	968,410
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	1,000	980,480
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/39	1,000	954,260
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	973,140
St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	750	641,197
St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,500	1,271,880

		$12,896,432

Housing — 6.0%

Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$500	$484,475
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	1,000	881,660
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	1,000	888,080
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	910	822,649
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	448,985
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	100	92,283
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	930	884,132
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,437,002

		$5,939,266

Industrial Development Revenue — 0.9%

Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$888,910

		$888,910

Insured – Education — 0.5%

Minnesota State Colleges and University, (St. Cloud State University), (AGM), 5.00%, 10/1/19	$500	$526,245

		$526,245

Insured – Electric Utilities — 10.6%

Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,039,640
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,150	1,042,199
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	315	283,790
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,016,220
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	10,000	5,084,400
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	948,790

		$10,415,039

Insured – Escrowed / Prerefunded — 1.4%

Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,270	$1,376,629

		$1,376,629

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – General Obligations — 6.4%

Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,200	$1,230,252
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	841,718
Chaska Independent School District No. 112, (NPFG), 4.50%, 2/1/28	400	384,140
Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	705	691,189
Rosemount Independent School District No. 196, (AGM), 5.00%, 2/1/23	1,000	1,038,770
Spring Lake Park Independent School District No. 16, (AGM), 5.00%, 2/1/22	1,000	1,054,180
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,022,080

		$6,262,329

Insured – Hospital — 5.4%

Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), (AGM), 5.00%, 8/15/34	$750	$697,538
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,740,667
Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	2,000	1,884,800
Plymouth, Health Facilities Revenue, (WestHealth), (AGM), 6.25%, 6/1/16	450	450,761
St. Cloud Health Care Revenue, (St. Cloud Hospital), (AGC), 5.50%, 5/1/39	500	494,440

		$5,268,206

Insured – Special Tax Revenue — 2.9%

St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$1,890,640
Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,000	1,002,120

		$2,892,760

Insured – Transportation — 2.2%

Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$976,540
Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,275	1,188,912

		$2,165,452

Lease Revenue / Certificates of Participation — 1.0%

Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$560	$578,967
Plymouth Intermediate School District No. 287, 5.00%, 2/1/25	350	369,226

		$948,193

Miscellaneous — 2.1%

Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,000	$2,030,260

		$2,030,260

Other Revenue — 0.9%

Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$1,000	$929,130

		$929,130

Senior Living / Life Care — 0.7%

St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24	$975	$713,310

		$713,310

Special Tax Revenue — 5.0%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$260,709
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	282,445
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	1,949,500

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	$2,000	$1,919,280
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	501,920

		$4,913,854

Student Loan — 1.0%

Minnesota Higher Education Facilities Authority, (Supplemental Student Loan Program), 5.00%, 11/1/29	$1,000	$945,230

		$945,230

Transportation — 1.0%

Minneapolis and St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$964,800

		$964,800

Water and Sewer — 2.3%

Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	$2,000	$2,227,540

		$2,227,540

Total Tax-Exempt Investments — 99.1%
(identified cost $98,760,987)		$97,376,582

Other Assets, Less Liabilities — 0.9%		$853,661

Net Assets — 100.0%		$98,230,243

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
GNMA	- Government National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2011, 29.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 13.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 114.9%

	Principal Amount
Security	(000’s omitted)	Value

Education — 14.8%

New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$694,088
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	649,470
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	583,268
New Jersey Educational Facilities Authority, (Passaic County Community College), 5.25%, 7/1/35	1,120	1,056,754
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	4,035	3,817,150
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,125	9,597,690
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,341,016
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	777,577
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	2,782,281
Rutgers State University, 5.00%, 5/1/39(1)	8,580	8,445,294

		$31,744,588

Electric Utilities — 1.1%

Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$2,500	$2,305,175

		$2,305,175

General Obligations — 1.1%

Morris County, 4.00%, 4/15/22(2)	$2,365	$2,402,343

		$2,402,343

Health Care – Miscellaneous — 0.4%

New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$900	$782,640

		$782,640

Hospital — 13.9%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,700	$1,399,066
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,170	1,991,409
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	7,075	6,695,426
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	6,010	5,484,666
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,135	1,031,045
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,040,284
New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	4,140	3,857,114
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	6,085	5,218,314
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,015,720

		$29,733,044

Housing — 2.8%

New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,935	$2,594,158
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	3,000	2,785,200
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	700	643,958

		$6,023,316

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Industrial Development Revenue — 8.6%

Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,460	$2,418,524
New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	5,085	4,359,065
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,875	1,956,563
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,217,837
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	6,465	5,481,027

		$18,433,016

Insured – Education — 2.9%

New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(1)	$4,690	$4,570,405
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	2,210	1,660,484

		$6,230,889

Insured – Gas Utilities — 4.4%

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, 10/1/40	$9,575	$9,490,357

		$9,490,357

Insured – General Obligations — 6.8%

Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/35	$3,050	$584,776
Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/36	3,100	549,816
Irvington Township, (AGM), 0.00%, 7/15/22	5,150	2,932,410
Irvington Township, (AGM), 0.00%, 7/15/23	5,350	2,828,866
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,410	7,706,211

		$14,602,079

Insured – Hospital — 3.9%

New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$2,476,810
New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	7,820	2,400,193
New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Care System), (NPFG), 0.00%, 7/1/23	3,480	1,363,534
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,170	2,192,459

		$8,432,996

Insured – Lease Revenue / Certificates of Participation — 1.5%

New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,068,900
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,023,550

		$3,092,450

Insured – Other Revenue — 1.3%

Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$2,789,345

		$2,789,345

Insured – Special Tax Revenue — 6.8%

Garden Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/24	$7,870	$4,085,711
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	1,974,960
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,590	5,053,122
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	5,890	2,199,856
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,145	195,644
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	2,255	235,422

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,470	$429,433
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,580	317,295

		$14,491,443

Insured – Student Loan — 2.4%

New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$5,095	$5,136,320

		$5,136,320

Insured – Transportation — 1.6%

New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	$10,000	$2,605,900
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	870,672

		$3,476,572

Insured – Water and Sewer — 6.3%

New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$8,295	$7,703,815
North Hudson Sewerage Authority, (NPFG), 0.00%, 8/1/25	13,840	5,748,721

		$13,452,536

Lease Revenue / Certificates of Participation — 4.8%

Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$836,107
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	940,540
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	954,660
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	2,968,290
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,820	4,500,434

		$10,200,031

Other Revenue — 5.4%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,000	$325,920
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	34,960	369,877
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	1,680	1,659,185
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,500	7,407,075
Tobacco Settlement Financing Corp., 0.00%, 6/1/41	12,800	366,848
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	2,440	1,476,956

		$11,605,861

Senior Living / Life Care — 3.2%

New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,205,160
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	1,949,823
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(3)	3,390	2,149,633
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,536,545

		$6,841,161

Special Tax Revenue — 2.5%

New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$265,860
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	433,314

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/37	$15,000	$2,569,500
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	880	846,630
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,299,973

		$5,415,277

Student Loan — 4.2%

New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$125	$124,989
New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.246%, 6/1/36(1)(4)(5)	9,000	8,873,640

		$8,998,629

Transportation — 12.1%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,491,363
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,250	1,189,463
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,612,625
New Jersey Turnpike Authority, 5.25%, 1/1/40	6,000	5,982,000
Port Authority of New York and New Jersey, 6.125%, 6/1/94	12,900	14,506,953

		$25,782,404

Water and Sewer — 2.1%

New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,870	$4,570,057

		$4,570,057

Total Tax-Exempt Investments — 114.9%
(identified cost $263,027,546)		$246,032,529

Other Assets, Less Liabilities — (14.9)%		$(31,860,327)

Net Assets — 100.0%		$214,172,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2011, 33.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 12.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(3)	Security is in default and making only partial interest payments.
(4)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,673,640.
(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 114.9%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 1.9%

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$5,000	$4,823,850

		$4,823,850

Cogeneration — 0.5%

Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$1,100	$669,493
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,000	546,500

		$1,215,993

Education — 9.4%

Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,060,381
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,009,360
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,494,255
Lancaster Higher Education Authority, (Franklin & Marshall College), 5.00%, 4/15/37	1,000	950,900
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	2,900,610
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	4,000	3,878,040
Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	1,000	876,900
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	1,250	1,145,237
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,592,406
Pennsylvania State University, 4.50%, 8/15/36	3,400	3,112,734
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,000	1,933,040
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,306,475

		$24,260,338

Electric Utilities — 0.9%

York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,250	$2,271,442

		$2,271,442

Escrowed / Prerefunded — 0.3%

Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	$675	$698,294

		$698,294

General Obligations — 2.1%

Centennial School District, Bucks County, 5.00%, 12/15/37	$2,000	$1,992,560
Chester County, 5.00%, 7/15/27(1)	1,000	1,047,360
Chester County, 5.00%, 7/15/28(1)	410	426,470
Montgomery County, 4.375%, 12/1/31(1)	2,000	1,902,640

		$5,369,030

Hospital — 15.8%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$2,870,310
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,740	3,349,432
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,210,294
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	896,530
Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,735	2,269,394

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Hospital (continued)

Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	$1,000	$1,019,480
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	860,601
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,855	4,529,666
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	2,935,692
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	1,728,980
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	861,160
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	9,582,570
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,371,500
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,364,130
Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,885	1,928,148

		$40,777,887

Housing — 7.3%

Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,830	$1,656,534
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	6,295	5,571,956
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	956,130
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	3,030	2,911,376
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	5,805	5,290,096
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,640	2,526,058

		$18,912,150

Industrial Development Revenue — 1.4%

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,143,324
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,029,560
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,403,865

		$3,576,749

Insured – Education — 5.7%

Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$2,928,030
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,350	1,176,822
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,500	2,294,775
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,586,675
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,384,479
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (NPFG), 4.50%, 6/15/36	325	281,005
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	3,435	3,300,451
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	965	872,784

		$14,825,021

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 1.3%

Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$2,055	$1,880,818
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,830	1,648,684

		$3,529,502

Insured – Escrowed / Prerefunded — 7.3%

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$1,882,875
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	1,864,958
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	1,764,499
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	2,292,957
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,196,702
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,610	1,936,855
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	4,046,520
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	3,808,890

		$18,794,256

Insured – General Obligations — 15.5%

Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,186,873
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	1,911,843
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	943,976
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,010,350
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	2,170	1,307,121
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,222,404
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,138,469
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,056,833
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,186,312
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	1,919,720
Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	5,175	3,155,715
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	597,420
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	918,000
Lake Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	565,687
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,430	1,368,024
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	513,293
McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	2,340	945,758
Norwin School District, (AGM), 3.25%, 4/1/33	5,000	3,469,400
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,649,910
Scranton School District, (AGM), 5.00%, 7/15/38	8,500	7,918,260
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	1,824,480
West Mifflin Area School District, (AGM), 5.125%, 4/1/31	1,200	1,186,392

		$39,996,240

Insured – Hospital — 6.3%

Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$3,750	$3,288,338
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,000	2,199,860
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,000	3,036,390

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Hospital (continued)

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(2)	$6,930	$6,341,227
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,372,670

		$16,238,485

Insured – Industrial Development Revenue — 1.2%

York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$4,000	$3,187,960

		$3,187,960

Insured – Lease Revenue / Certificates of Participation — 4.2%

Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$966,490
State Public School Building Authority, (AGM), 5.50%, 6/1/28(2)	9,500	9,789,275

		$10,755,765

Insured – Special Tax Revenue — 1.4%

Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,168,840
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	11,000	519,200
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	2,035	212,454
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,035	387,642
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,225	285,832

		$3,573,968

Insured – Transportation — 13.6%

Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30(2)	$8,800	$8,923,376
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	6,000	5,475,840
Philadelphia, Airport Revenue, (NPFG), (AMT), 4.75%, 6/15/35	5,745	4,802,131
Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36(2)	11,000	10,311,180
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	6,000	5,611,740

		$35,124,267

Insured – Utilities — 1.0%

Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,850	$2,508,969

		$2,508,969

Insured – Water and Sewer — 8.2%

Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$5,125	$4,683,686
Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	3,615	3,236,907
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/35	5,670	5,171,664
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	4,125	3,739,808
Philadelphia, Water and Wastewater Revenue, (AGM), 5.00%, 8/1/35	3,000	2,834,130
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,423,449

		$21,089,644

Nursing Home — 2.1%

Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$2,000	$2,006,040
Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,595	2,596,064
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,080	856,127

		$5,458,231

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund

January 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 1.8%

Cliff House Trust, (AMT), 6.625%, 6/1/27	$2,500	$1,312,950
Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,835	1,808,081
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	556,392
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,132,612

		$4,810,035

Special Tax Revenue — 1.5%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$12,500	$1,992,625
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	1,080	1,039,047
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	813,110

		$3,844,782

Transportation — 3.1%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,491,363
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	903,992
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	750	751,065
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,305,375
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	1,000	685,370

		$8,137,165

Water and Sewer — 1.1%

Harrisburg Water Authority, 5.25%, 7/15/31	$1,750	$1,576,487
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,196,851

		$2,773,338

Total Tax-Exempt Investments — 114.9%
(identified cost $310,908,051)		$296,553,361

Other Assets, Less Liabilities — (14.9)%		$(38,509,747)

Net Assets — 100.0%		$258,043,614

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2011, 57.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 22.2% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).
(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $229,046.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Assets and Liabilities (Unaudited)

	January 31, 2011

Assets	Arizona Fund	Connecticut Fund	Michigan Fund

Investments —
Identified cost	$81,088,657	$124,067,917	$45,814,769
Unrealized depreciation	(1,600,451)	(1,847,710)	(1,082,679)

Investments, at value	$79,488,206	$122,220,207	$44,732,090

Cash	$—	$75,073	$372,657
Interest receivable	528,553	1,334,210	442,490
Receivable for investments sold	1,811,438	1,510,455	—
Receivable for Fund shares sold	91,098	97,200	10,082
Receivable for variation margin on open financial futures contracts	42,344	25,892	39,156
Receivable for open swap contracts	55,833	83,904	37,757

Total assets	$82,017,472	$125,346,941	$45,634,232

Liabilities

Payable for floating rate notes issued	$1,700,000	$7,225,000	$995,000
Demand note payable	—	400,000	—
Payable for Fund shares redeemed	73,047	446,351	246,937
Distributions payable	133,957	143,038	65,853
Due to custodian	1,260,478	—	—
Payable to affiliates:
Investment adviser fee	23,474	37,884	9,689
Distribution and service fees	19,867	25,839	9,652
Interest expense and fees payable	4,216	10,915	2,649
Accrued expenses	48,366	64,536	42,025

Total liabilities	$3,263,405	$8,353,563	$1,371,805

Net Assets	$78,754,067	$116,993,378	$44,262,427

Sources of Net Assets

Paid-in capital	$86,369,445	$122,882,053	$48,472,343
Accumulated net realized loss	(6,125,115)	(4,179,375)	(3,499,313)
Accumulated undistributed (distributions in excess of) net investment income	(86,848)	(114,778)	81,277
Net unrealized depreciation	(1,403,415)	(1,594,522)	(791,880)

Net Assets	$78,754,067	$116,993,378	$44,262,427

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2011

Class A Shares	Arizona Fund	Connecticut Fund	Michigan Fund

Net Assets	$69,197,266	$100,686,825	$41,365,104
Shares Outstanding	7,800,588	10,414,725	4,942,070
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.87	$9.67	$8.37
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.31	$10.15	$8.79

Class B Shares

Net Assets	$1,966,449	$3,663,579	$—
Shares Outstanding	199,453	380,737	—
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.86	$9.62	$—

Class C Shares

Net Assets	$7,589,409	$6,455,910	$2,896,384
Shares Outstanding	769,282	670,208	345,821
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.87	$9.63	$8.38

Class I Shares

Net Assets	$943	$6,187,064	$939
Shares Outstanding	106	639,761	112
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.87	$9.67	$8.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2011

Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investments —
Identified cost	$98,760,987	$263,027,546	$310,908,051
Unrealized depreciation	(1,384,405)	(16,995,017)	(14,354,690)

Investments, at value	$97,376,582	$246,032,529	$296,553,361

Cash	$67,537	$1,458,112	$698
Interest receivable	1,280,135	1,864,663	3,073,260
Receivable for Fund shares sold	22,821	70,053	200,307
Receivable for variation margin on open financial futures contracts	50,000	198,438	528,125
Receivable for open swap contracts	23,928	336,824	305,235

Total assets	$98,821,003	$249,960,619	$300,660,986

Liabilities

Payable for floating rate notes issued	$—	$34,745,000	$36,475,000
Demand note payable	300,000	—	4,200,000
Payable for Fund shares redeemed	102,841	370,936	1,172,100
Distributions payable	78,868	360,004	410,386
Payable to affiliates:
Investment adviser fee	29,661	79,254	99,178
Distribution and service fees	26,585	52,503	72,229
Interest expense and fees payable	—	69,649	52,604
Accrued expenses	52,805	111,071	135,875

Total liabilities	$590,760	$35,788,417	$42,617,372

Net Assets	$98,230,243	$214,172,202	$258,043,614

Sources of Net Assets

Paid-in capital	$102,876,714	$260,907,759	$303,163,541
Accumulated net realized loss	(3,509,544)	(33,029,411)	(35,602,473)
Accumulated undistributed net investment income	60,015	1,264,819	156,935
Net unrealized depreciation	(1,196,942)	(14,970,965)	(9,674,389)

Net Assets	$98,230,243	$214,172,202	$258,043,614

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2011

Class A Shares	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Net Assets	$83,355,030	$180,283,767	$178,716,647
Shares Outstanding	9,522,929	21,283,699	21,210,383
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.75	$8.47	$8.43
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.19	$8.89	$8.85

Class B Shares

Net Assets	$2,805,347	$—	$12,914,343
Shares Outstanding	297,863	—	1,480,793
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.42	$—	$8.72

Class C Shares

Net Assets	$12,068,924	$26,270,069	$37,146,469
Shares Outstanding	1,282,225	2,972,016	4,257,242
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.41	$8.84	$8.73

Class I Shares

Net Assets	$942	$7,618,366	$29,266,155
Shares Outstanding	108	899,110	3,459,922
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.75	$8.47	$8.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2011

Investment Income	Arizona Fund	Connecticut Fund	Michigan Fund

Interest	$2,351,653	$3,251,290	$1,266,723

Total investment income	$2,351,653	$3,251,290	$1,266,723

Expenses

Investment adviser fee	$161,108	$242,699	$65,039
Distribution and service fees
Class A	80,086	110,184	45,402
Class B	12,522	22,615	—
Class C	40,750	36,947	17,013
Trustees’ fees and expenses	1,603	2,238	1,007
Custodian fee	29,336	38,166	18,369
Transfer and dividend disbursing agent fees	14,284	23,690	13,237
Legal and accounting services	23,174	28,118	23,270
Printing and postage	3,613	5,249	3,873
Registration fees	4,517	2,572	3,151
Interest expense and fees	8,890	35,531	5,127
Miscellaneous	11,478	10,772	8,149

Total expenses	$391,361	$558,781	$203,637

Deduct —
Reduction of custodian fee	$477	$1,042	$249

Total expense reductions	$477	$1,042	$249

Net expenses	$390,884	$557,739	$203,388

Net investment income	$1,960,769	$2,693,551	$1,063,335

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$636,317	$22,141	$198,312
Financial futures contracts	(69,743)	(256,004)	(290,658)
Swap contracts	(19,252)	(79,888)	(35,950)

Net realized gain (loss)	$547,322	$(313,751)	$(128,296)

Change in unrealized appreciation (depreciation) —
Investments	$(6,086,801)	$(7,096,100)	$(3,351,297)
Financial futures contracts	358,760	300,542	402,848
Swap contracts	157,878	240,076	108,034

Net change in unrealized appreciation (depreciation)	$(5,570,163)	$(6,555,482)	$(2,840,415)

Net realized and unrealized loss	$(5,022,841)	$(6,869,233)	$(2,968,711)

Net decrease in net assets from operations	$(3,062,072)	$(4,175,682)	$(1,905,376)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2011

Investment Income	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Interest	$2,562,851	$7,107,792	$8,644,920

Total investment income	$2,562,851	$7,107,792	$8,644,920

Expenses

Investment adviser fee	$193,184	$523,677	$646,028
Distribution and service fees
Class A	89,830	204,521	202,413
Class B	16,829	—	74,599
Class C	71,489	147,009	211,071
Trustees’ fees and expenses	1,900	3,860	4,649
Custodian fee	34,733	65,491	76,500
Transfer and dividend disbursing agent fees	20,885	57,413	79,794
Legal and accounting services	23,080	38,513	40,402
Printing and postage	4,703	9,822	13,510
Registration fees	3,971	2,859	3,064
Interest expense and fees	—	170,517	163,714
Miscellaneous	11,847	14,592	28,859

Total expenses	$472,451	$1,238,274	$1,544,603

Deduct —
Reduction of custodian fee	$1,660	$689	$1,076

Total expense reductions	$1,660	$689	$1,076

Net expenses	$470,791	$1,237,585	$1,543,527

Net investment income	$2,092,060	$5,870,207	$7,101,393

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$248,674	$402,576	$441,500
Financial futures contracts	(78,890)	(1,792,039)	(4,021,923)
Swap contracts	(8,251)	281,435	(219,903)

Net realized gain (loss)	$161,533	$(1,108,028)	$(3,800,326)

Change in unrealized appreciation (depreciation) —
Investments	$(6,947,517)	$(22,344,717)	$(25,090,305)
Financial futures contracts	421,653	2,968,304	7,420,244
Swap contracts	67,662	722,409	869,459

Net change in unrealized appreciation (depreciation)	$(6,458,202)	$(18,654,004)	$(16,800,602)

Net realized and unrealized loss	$(6,296,669)	$(19,762,032)	$(20,600,928)

Net decrease in net assets from operations	$(4,204,609)	$(13,891,825)	$(13,499,535)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended January 31, 2011

Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$1,960,769	$2,693,551	$1,063,335
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	547,322	(313,751)	(128,296)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(5,570,163)	(6,555,482)	(2,840,415)

Net decrease in net assets from operations	$(3,062,072)	$(4,175,682)	$(1,905,376)

Distributions to shareholders —
From net investment income
Class A	$(1,774,954)	$(2,309,400)	$(991,327)
Class B	(48,063)	(81,465)	—
Class C	(158,233)	(133,513)	(64,850)
Class I	(23)	(141,538)	(22)

Total distributions to shareholders	$(1,981,273)	$(2,665,916)	$(1,056,199)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,073,847	$5,252,228	$715,264
Class B	17,524	23,471	—
Class C	493,706	1,414,977	62,780
Class I	1,000	1,170,778	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	985,944	1,599,715	595,220
Class B	30,976	51,395	—
Class C	111,217	85,009	45,024
Class I	—	55,072	—
Cost of shares redeemed
Class A	(13,123,883)	(12,725,473)	(3,698,465)
Class B	(469,029)	(335,362)	—
Class C	(1,295,254)	(2,296,423)	(630,209)
Class I	—	(1,401,839)	—
Net asset value of shares exchanged
Class A	564,804	1,471,697	—
Class B	(564,804)	(1,471,697)	—

Net decrease in net assets from Fund share transactions	$(11,173,952)	$(7,106,452)	$(2,909,386)

Net decrease in net assets	$(16,217,297)	$(13,948,050)	$(5,870,961)

Net Assets

At beginning of period	$94,971,364	$130,941,428	$50,133,388

At end of period	$78,754,067	$116,993,378	$44,262,427

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(86,848)	$(114,778)	$81,277

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Changes in Net Assets (Unaudited) — continued

	Six Months Ended January 31, 2011

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$2,092,060	$5,870,207	$7,101,393
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	161,533	(1,108,028)	(3,800,326)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(6,458,202)	(18,654,004)	(16,800,602)

Net decrease in net assets from operations	$(4,204,609)	$(13,891,825)	$(13,499,535)

Distributions to shareholders —
From net investment income
Class A	$(1,779,102)	$(4,982,162)	$(4,919,394)
Class B	(56,600)	—	(321,566)
Class C	(241,152)	(637,514)	(912,426)
Class I	(20)	(223,791)	(858,875)

Total distributions to shareholders	$(2,076,874)	$(5,843,467)	$(7,012,261)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,063,381	$7,906,215	$6,855,289
Class B	42,976	—	284,138
Class C	1,343,967	2,038,730	2,720,990
Class I	1,000	2,286,115	1,262,756
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,348,899	3,187,450	3,434,105
Class B	39,471	—	198,013
Class C	159,212	372,562	655,547
Class I	—	50,929	82,831
Cost of shares redeemed
Class A	(11,723,072)	(28,575,952)	(29,878,786)
Class B	(267,189)	—	(1,540,202)
Class C	(3,861,959)	(5,091,602)	(9,214,161)
Class I	—	(2,364,154)	(5,104,451)
Net asset value of shares exchanged
Class A	859,879	—	2,303,536
Class B	(859,879)	—	(2,303,536)

Net decrease in net assets from Fund share transactions	$(3,853,314)	$(20,189,707)	$(30,243,931)

Net decrease in net assets	$(10,134,797)	$(39,924,999)	$(50,755,727)

Net Assets

At beginning of period	$108,365,040	$254,097,201	$308,799,341

At end of period	$98,230,243	$214,172,202	$258,043,614

Accumulated undistributed net investment income included in net assets

At end of period	$60,015	$1,264,819	$156,935

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2010

Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$4,089,127	$5,346,659	$2,298,670
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,601,783)	(597,043)	(761,279)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	6,056,344	6,470,223	3,724,327

Net increase in net assets from operations	$8,543,688	$11,219,839	$5,261,718

Distributions to shareholders —
From net investment income
Class A	$(3,508,419)	$(4,704,175)	$(2,135,144)
Class B	(139,229)	(252,090)	—
Class C	(308,214)	(241,457)	(144,322)
Class I	—	(204,736)	—

Total distributions to shareholders	$(3,955,862)	$(5,402,458)	$(2,279,466)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,225,203	$10,645,628	$2,338,264
Class B	234,789	359,728	—
Class C	1,166,745	3,063,972	1,048,798
Class I	—	4,498,053	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,940,703	3,272,704	1,297,719
Class B	79,025	162,673	—
Class C	220,788	140,957	94,403
Class I	—	89,413	—
Cost of shares redeemed
Class A	(13,733,801)	(18,603,191)	(7,800,913)
Class B	(844,098)	(741,077)	—
Class C	(1,590,164)	(1,462,259)	(1,225,673)
Class I	—	(164,257)	—
Net asset value of shares exchanged
Class A	1,359,067	2,918,293	—
Class B	(1,359,067)	(2,918,293)	—

Net increase (decrease) in net assets from Fund share transactions	$(5,300,810)	$1,262,344	$(4,247,402)

Net increase (decrease) in net assets	$(712,984)	$7,079,725	$(1,265,150)

Net Assets

At beginning of year	$95,684,348	$123,861,703	$51,398,538

At end of year	$94,971,364	$130,941,428	$50,133,388

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(66,344)	$(142,413)	$74,141

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2010

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$4,001,606	$12,601,882	$14,480,800
Net realized loss from investment transactions, financial futures contracts and swap contracts	(819,164)	(3,609,745)	(9,313,883)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,702,838	21,458,887	22,666,513

Net increase in net assets from operations	$7,885,280	$30,451,024	$27,833,430

Distributions to shareholders —
From net investment income
Class A	$(3,230,898)	$(10,700,115)	$(9,946,020)
Class B	(149,931)	—	(772,031)
Class C	(446,690)	(1,254,265)	(1,700,397)
Class I	—	(289,809)	(1,446,463)

Total distributions to shareholders	$(3,827,519)	$(12,244,189)	$(13,864,911)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,812,426	$14,961,289	$22,063,023
Class B	311,703	—	1,561,936
Class C	5,001,195	7,982,121	11,527,067
Class I	—	7,346,089	14,161,132
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,337,725	6,920,242	6,529,474
Class B	97,085	—	449,264
Class C	246,168	787,649	1,212,114
Class I	—	29,439	48,497
Cost of shares redeemed
Class A	(10,965,572)	(39,055,562)	(45,886,152)
Class B	(617,116)	—	(2,982,206)
Class C	(2,576,603)	(5,478,539)	(6,874,145)
Class I	—	(980,625)	(2,505,064)
Net asset value of shares exchanged
Class A	1,193,028	—	4,866,346
Class B	(1,193,028)	—	(4,866,346)

Net increase (decrease) in net assets from Fund share transactions	$12,647,011	$(7,487,897)	$(695,060)

Net increase in net assets	$16,704,772	$10,718,938	$13,273,459

Net Assets

At beginning of year	$91,660,268	$243,378,263	$295,525,882

At end of year	$108,365,040	$254,097,201	$308,799,341

Accumulated undistributed net investment income included in net assets

At end of year	$44,829	$1,238,078	$67,803

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Statements of Cash Flows (Unaudited)

	Six Months Ended January 31, 2011

Cash Flows From Operating Activities	New Jersey Fund	Pennsylvania Fund

Net decrease in net assets from operations	$(13,891,825)	$(13,499,535)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,107,491)	(8,762,128)
Investments sold	26,233,609	33,773,790
Net amortization/accretion of premium (discount)	(1,372,409)	(1,112,815)
Decrease in interest receivable	174,395	101,286
Decrease in receivable for investments sold	2,501,716	220,376
Increase in receivable for variation margin on open financial futures contracts	(198,438)	(528,125)
Increase in receivable for open swap contracts	(336,824)	(305,235)
Decrease in payable for investments purchased	(2,938,074)	—
Decrease in payable for when-issued securities	—	(3,066,270)
Decrease in payable for variation margin on open financial futures contracts	(440,625)	(1,198,438)
Decrease in payable for open swap contracts	(385,585)	(564,224)
Decrease in payable to affiliate for investment adviser fee	(12,789)	(13,178)
Decrease in payable to affiliate for distribution and service fees	(9,217)	(14,668)
Increase in interest expense and fees payable	29,046	8,398
Decrease in accrued expenses	(30,280)	(18,154)
Net change in unrealized (appreciation) depreciation from investments	22,344,717	25,090,305
Net realized gain from investments	(402,576)	(441,500)

Net cash provided by operating activities	$30,157,350	$29,669,885

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$12,322,790	$11,147,350
Fund shares redeemed	(35,917,835)	(45,632,155)
Distributions paid, net of reinvestments	(2,246,375)	(2,707,955)
Repayment of secured borrowings	(4,000,000)	—
Increase in demand note payable	—	4,200,000

Net cash used in financing activities	$(29,841,420)	$(32,992,760)

Net increase (decrease) in cash	$315,930	$(3,322,875)

Cash at beginning of period	$1,142,182	$3,323,573

Cash at end of period	$1,458,112	$698

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$3,610,941	$4,370,496
Cash paid for interest and fees	141,471	155,316

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights

	Arizona Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.400		$8.960	$9.220	$9.750	$9.730		$9.780

Income (Loss) From Operations

Net investment income(1)	$0.206		$0.400	$0.409	$0.417	$0.433		$0.438
Net realized and unrealized gain (loss)	(0.527)		0.427	(0.266)	(0.535)	0.013		(0.055)

Total income (loss) from operations	$(0.321)		$0.827	$0.143	$(0.118)	$0.446		$0.383

Less Distributions

From net investment income	$(0.209)		$(0.387)	$(0.403)	$(0.412)	$(0.426)		$(0.433)

Total distributions	$(0.209)		$(0.387)	$(0.403)	$(0.412)	$(0.426)		$(0.433)

Net asset value — End of period	$8.870		$9.400	$8.960	$9.220	$9.750		$9.730

Total Return(2)	(3.49	)%(3)	9.35%	1.85%	(1.23)%	4.62%		4.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,197		$83,120	$82,365	$92,266	$91,301		$72,090
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.75%	0.80%	0.76%	0.76	%(5)	0.77%
Interest and fee expense(6)	0.02	%(4)	0.01%	0.06%	0.14%	0.22%		0.27%
Total expenses before custodian fee reduction	0.77	%(4)	0.76%	0.86%	0.90%	0.98	%(5)	1.04%
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.75%	0.79%	0.73%	0.71	%(5)	0.74%
Net investment income	4.39	%(4)	4.30%	4.75%	4.37%	4.40%		4.50%
Portfolio Turnover	1	%(3)	5%	18%	21%	17%		17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Arizona Fund — Class B

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$10.440		$9.960	$10.250	$10.840	$10.810		$10.870

Income (Loss) From Operations

Net investment income(1)	$0.189		$0.367	$0.383	$0.385	$0.404		$0.409
Net realized and unrealized gain (loss)	(0.576)		0.468	(0.299)	(0.597)	0.017		(0.070)

Total income (loss) from operations	$(0.387)		$0.835	$0.084	$(0.212)	$0.421		$0.339

Less Distributions

From net investment income	$(0.193)		$(0.355)	$(0.374)	$(0.378)	$(0.391)		$(0.399)

Total distributions	$(0.193)		$(0.355)	$(0.374)	$(0.378)	$(0.391)		$(0.399)

Net asset value — End of period	$9.860		$10.440	$9.960	$10.250	$10.840		$10.810

Total Return(2)	(3.77	)%(3)	8.47%	1.06%	(1.99)%	3.92%		3.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,966		$3,086	$4,759	$7,416	$8,834		$12,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.55%	1.51%	1.51	%(5)	1.52%
Interest and fee expense(6)	0.02	%(4)	0.01%	0.06%	0.14%	0.22%		0.27%
Total expenses before custodian fee reduction	1.52	%(4)	1.51%	1.61%	1.65%	1.73	%(5)	1.79%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.50%	1.54%	1.48%	1.46	%(5)	1.49%
Net investment income	3.61	%(4)	3.55%	4.01%	3.63%	3.69%		3.78%
Portfolio Turnover	1	%(3)	5%	18%	21%	17%		17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Arizona Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$10.450		$9.970	$10.260	$10.840	$10.820		$10.760

Income (Loss) From Operations

Net investment income(2)	$0.190		$0.367	$0.382	$0.382	$0.388		$0.241
Net realized and unrealized gain (loss)	(0.577)		0.468	(0.298)	(0.584)	0.023		0.063	(3)

Total income (loss) from operations	$(0.387)		$0.835	$0.084	$(0.202)	$0.411		$0.304

Less Distributions

From net investment income	$(0.193)		$(0.355)	$(0.374)	$(0.378)	$(0.391)		$(0.244)

Total distributions	$(0.193)		$(0.355)	$(0.374)	$(0.378)	$(0.391)		$(0.244)

Net asset value — End of period	$9.870		$10.450	$9.970	$10.260	$10.840		$10.820

Total Return(4)	(3.77	)%(5)	8.46%	1.06%	(1.89)%	3.82%		2.84	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,589		$8,765	$8,561	$8,481	$6,835		$994
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(6)	1.50%	1.55%	1.51%	1.51	%(7)	1.52	%(6)
Interest and fee expense(8)	0.02	%(6)	0.01%	0.06%	0.14%	0.22%		0.27	%(6)
Total expenses before custodian fee reduction	1.52	%(6)	1.51%	1.61%	1.65%	1.73	%(7)	1.79	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(6)	1.50%	1.54%	1.48%	1.46	%(7)	1.49	%(6)
Net investment income	3.65	%(6)	3.54%	3.98%	3.61%	3.55%		3.55	%(6)
Portfolio Turnover	1	%(5)	5%	18%	21%	17%		17	%(9)

(1)	For the period from the start of business, December 16, 2005, to July 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended July 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Arizona Fund — Class I

	Period Ended
	January 31, 2011
	(Unaudited)(1)

Net asset value — Beginning of period	$9.400

Income (Loss) From Operations

Net investment income(2)	$0.215
Net realized and unrealized loss	(0.530)

Total loss from operations	$(0.315)

Less Distributions

From net investment income	$(0.215)

Total distributions	$(0.215)

Net asset value — End of period	$8.870

Total Return(3)	(3.42	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.56	%(6)
Interest and fee expense(7)	0.02	%(6)
Total expenses(5)	0.58	%(6)
Net investment income	4.68	%(6)
Portfolio Turnover	1	%(4)(8)

(1)	For the period from the commencement of operations on August 3, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(8)	For the six months ended January 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Connecticut Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$10.200		$9.750	$9.990	$10.530	$10.530		$10.660

Income (Loss) From Operations

Net investment income(1)	$0.216		$0.425	$0.446	$0.446	$0.437		$0.442
Net realized and unrealized gain (loss)	(0.532)		0.455	(0.241)	(0.548)	0.000	(2)	(0.134)

Total income (loss) from operations	$(0.316)		$0.880	$0.205	$(0.102)	$0.437		$0.308

Less Distributions

From net investment income	$(0.214)		$(0.430)	$(0.445)	$(0.438)	$(0.437)		$(0.438)

Total distributions	$(0.214)		$(0.430)	$(0.445)	$(0.438)	$(0.437)		$(0.438)

Net asset value — End of period	$9.670		$10.200	$9.750	$9.990	$10.530		$10.530

Total Return(3)	(3.17	)%(4)	9.14%	2.31%	(1.01)%	4.17%		2.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$100,687		$110,955	$107,689	$103,906	$115,076		$104,089
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(5)	0.76%	0.80%	0.77%	0.78	%(6)	0.77%
Interest and fee expense(7)	0.06	%(5)	0.05%	0.15%	0.35%	0.27%		0.17%
Total expenses before custodian fee reduction	0.80	%(5)	0.81%	0.95%	1.12%	1.05	%(6)	0.94%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(5)	0.76%	0.79%	0.76%	0.76	%(6)	0.76%
Net investment income	4.24	%(5)	4.20%	4.72%	4.31%	4.10%		4.19%
Portfolio Turnover	1	%(4)	10%	20%	23%	16%		26%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Connecticut Fund — Class B

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$10.160		$9.700	$9.940	$10.480	$10.480		$10.610

Income (Loss) From Operations

Net investment income(1)	$0.177		$0.348	$0.375	$0.367	$0.356		$0.362
Net realized and unrealized gain (loss)	(0.542)		0.465	(0.244)	(0.552)	(0.001)		(0.136)

Total income (loss) from operations	$(0.365)		$0.813	$0.131	$(0.185)	$0.355		$0.226

Less Distributions

From net investment income	$(0.175)		$(0.353)	$(0.371)	$(0.355)	$(0.355)		$(0.356)

Total distributions	$(0.175)		$(0.353)	$(0.371)	$(0.355)	$(0.355)		$(0.356)

Net asset value — End of period	$9.620		$10.160	$9.700	$9.940	$10.480		$10.480

Total Return(2)	(3.65	)%(3)	8.46%	1.53%	(1.80)%	3.39%		2.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,664		$5,619	$8,387	$12,622	$18,238		$24,179
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.51%	1.55%	1.52%	1.53	%(5)	1.52%
Interest and fee expense(6)	0.06	%(4)	0.05%	0.15%	0.35%	0.27%		0.17%
Total expenses before custodian fee reduction	1.56	%(4)	1.56%	1.70%	1.87%	1.80	%(5)	1.69%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.51%	1.54%	1.51%	1.51	%(5)	1.51%
Net investment income	3.47	%(4)	3.46%	3.99%	3.56%	3.35%		3.44%
Portfolio Turnover	1	%(3)	10%	20%	23%	16%		26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Connecticut Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$10.170		$9.710	$9.950	$10.480	$10.480		$10.550

Income (Loss) From Operations

Net investment income(2)	$0.177		$0.347	$0.372	$0.366	$0.355		$0.152
Net realized and unrealized gain (loss)	(0.542)		0.466	(0.240)	(0.541)	0.000	(3)	(0.054)

Total income (loss) from operations	$(0.365)		$0.813	$0.132	$(0.175)	$0.355		$0.098

Less Distributions

From net investment income	$(0.175)		$(0.353)	$(0.372)	$(0.355)	$(0.355)		$(0.168)

Total distributions	$(0.175)		$(0.353)	$(0.372)	$(0.355)	$(0.355)		$(0.168)

Net asset value — End of period	$9.630		$10.170	$9.710	$9.950	$10.480		$10.480

Total Return(4)	(3.65	)%(5)	8.46%	1.53%	(1.71)%	3.39%		0.90	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,456		$7,684	$5,664	$3,827	$3,433		$207
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(6)	1.51%	1.55%	1.52%	1.53	%(7)	1.53	%(6)
Interest and fee expense(8)	0.06	%(6)	0.05%	0.15%	0.35%	0.27%		0.17	%(6)
Total expenses before custodian fee reduction	1.56	%(6)	1.56%	1.70%	1.87%	1.80	%(7)	1.70	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(6)	1.51%	1.54%	1.51%	1.51	%(7)	1.51	%(6)
Net investment income	3.48	%(6)	3.44%	3.96%	3.55%	3.35%		3.07	%(6)
Portfolio Turnover	1	%(5)	10%	20%	23%	16%		26	%(9)

(1)	For the period from the start of business, February 9, 2006, to July 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended July 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Connecticut Fund — Class I

	Six Months Ended		Year Ended July 31,
	January 31, 2011				Period Ended
	(Unaudited)		2010	2009	July 31, 2008(1)

Net asset value — Beginning of period	$10.210		$9.750	$9.990	$9.780

Income (Loss) From Operations

Net investment income(2)	$0.227		$0.446	$0.461	$0.196
Net realized and unrealized gain (loss)	(0.543)		0.464	(0.237)	0.203

Total income (loss) from operations	$(0.316)		$0.910	$0.224	$0.399

Less Distributions

From net investment income	$(0.224)		$(0.450)	$(0.464)	$(0.189)

Total distributions	$(0.224)		$(0.450)	$(0.464)	$(0.189)

Net asset value — End of period	$9.670		$10.210	$9.750	$9.990

Total Return(3)	(3.17	)%(4)	9.46%	2.52%	4.06	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,187		$6,684	$2,122	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.56%	0.60%	0.58	%(5)
Interest and fee expense(6)	0.06	%(5)	0.05%	0.15%	0.35	%(5)
Total expenses before custodian fee reduction	0.60	%(5)	0.61%	0.75%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.56%	0.59%	0.56	%(5)
Net investment income	4.45	%(5)	4.40%	4.87%	4.66	%(5)
Portfolio Turnover	1	%(4)	10%	20%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	For the year ended July 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Michigan Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$8.910		$8.410	$8.950	$9.480	$9.510		$9.630

Income (Loss) From Operations

Net investment income(1)	$0.196		$0.397	$0.402	$0.407	$0.401		$0.419
Net realized and unrealized gain (loss)	(0.542)		0.496	(0.538)	(0.489)	(0.028)		(0.131)

Total income (loss) from operations	$(0.346)		$0.893	$(0.136)	$(0.082)	$0.373		$0.288

Less Distributions

From net investment income	$(0.194)		$(0.393)	$(0.404)	$(0.403)	$(0.403)		$(0.408)
From net realized gain	—		—	—	(0.045)	—		—

Total distributions	$(0.194)		$(0.393)	$(0.404)	$(0.448)	$(0.403)		$(0.408)

Net asset value — End of period	$8.370		$8.910	$8.410	$8.950	$9.480		$9.510

Total Return(2)	(3.97	)%(3)	10.75%	(1.29)%	(0.88)%	3.92%		3.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,365		$46,492	$47,885	$58,620	$64,786		$53,595
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(4)	0.75%	0.80%	0.77%	0.78	%(5)	0.79%
Interest and fee expense(6)	0.02	%(4)	0.01%	0.16%	0.14%	0.24%		0.24%
Total expenses before custodian fee reduction	0.78	%(4)	0.76%	0.96%	0.91%	1.02	%(5)	1.03%
Expenses after custodian fee reduction excluding interest and fees	0.76	%(4)	0.75%	0.80%	0.75%	0.75	%(5)	0.78%
Net investment income	4.40	%(4)	4.49%	4.89%	4.40%	4.16%		4.39%
Portfolio Turnover	4	%(3)	6%	15%	24%	15%		32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Michigan Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$8.920		$8.420	$8.960	$9.480	$9.510		$9.480

Income (Loss) From Operations

Net investment income(2)	$0.163		$0.330	$0.341	$0.337	$0.326		$0.080
Net realized and unrealized gain (loss)	(0.542)		0.498	(0.540)	(0.481)	(0.025)		0.033

Total income (loss) from operations	$(0.379)		$0.828	$(0.199)	$(0.144)	$0.301		$0.113

Less Distributions

From net investment income	$(0.161)		$(0.328)	$(0.341)	$(0.331)	$(0.331)		$(0.083)
From net realized gain	—		—	—	(0.045)	—		—

Total distributions	$(0.161)		$(0.328)	$(0.341)	$(0.376)	$(0.331)		$(0.083)

Net asset value — End of period	$8.380		$8.920	$8.420	$8.960	$9.480		$9.510

Total Return(3)	(4.32	)%(4)	9.93%	(2.04)%	(1.54)%	3.16%		1.20	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,896		$3,641	$3,513	$4,049	$3,028		$141
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.50%	1.55%	1.52%	1.53	%(6)	1.54	%(5)
Interest and fee expense(7)	0.02	%(5)	0.01%	0.16%	0.14%	0.24%		0.24	%(5)
Total expenses before custodian fee reduction	1.53	%(5)	1.51%	1.71%	1.66%	1.77	%(6)	1.78	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(5)	1.50%	1.55%	1.50%	1.50	%(6)	1.53	%(5)
Net investment income	3.65	%(5)	3.74%	4.14%	3.65%	3.39%		3.39	%(5)
Portfolio Turnover	4	%(4)	6%	15%	24%	15%		32	%(8)

(1)	For the period from the start of business, May 2, 2006, to July 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(8)	For the year ended July 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Michigan Fund — Class I

	Period Ended
	January 31, 2011(1)

Net asset value — Beginning of period	$8.920

Income (Loss) From Operations

Net investment income(2)	$0.200
Net realized and unrealized loss	(0.550)

Total loss from operations	$(0.350)

Less Distributions

From net investment income	$(0.200)

Total distributions	$(0.200)

Net asset value — End of period	$8.370

Total Return(3)	(4.01	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.56	%(6)
Interest and fee expense(7)	0.02	%(6)
Total expenses(5)	0.58	%(6)
Net investment income	4.57	%(6)
Portfolio Turnover	4	%(4)(8)

(1)	For the period from the commencement of operations on August 3, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(8)	For the six months ended January 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Minnesota Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.280		$8.900	$8.930	$9.280	$9.280		$9.320

Income (Loss) From Operations

Net investment income(1)	$0.185		$0.375	$0.374	$0.382	$0.403		$0.424
Net realized and unrealized gain (loss)	(0.532)		0.364	(0.028)	(0.336)	0.007		(0.052)

Total income (loss) from operations	$(0.347)		$0.739	$0.346	$0.046	$0.410		$0.372

Less Distributions

From net investment income	$(0.183)		$(0.359)	$(0.376)	$(0.396)	$(0.410)		$(0.412)

Total distributions	$(0.183)		$(0.359)	$(0.376)	$(0.396)	$(0.410)		$(0.412)

Net asset value — End of period	$8.750		$9.280	$8.900	$8.930	$9.280		$9.280

Total Return(2)	(3.81	)%(3)	8.40%	4.15%	0.51%	4.45%		4.08%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$83,355		$89,036	$74,358	$69,234	$57,574		$34,677
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.73%	0.79%	0.75%	0.78	%(5)	0.77%
Interest and fee expense(6)	—		—	—	0.10%	0.20%		0.22%
Total expenses before custodian fee reduction	0.74	%(4)	0.73%	0.79%	0.85%	0.98	%(5)	0.99%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.73%	0.79%	0.70%	0.72	%(5)	0.74%
Net investment income	3.99	%(4)	4.08%	4.38%	4.17%	4.30%		4.57%
Portfolio Turnover	6	%(3)	3%	23%	18%	4%		14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Minnesota Fund — Class B

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.990		$9.580	$9.600	$9.990	$9.990		$10.020

Income (Loss) From Operations

Net investment income(1)	$0.161		$0.330	$0.334	$0.338	$0.363		$0.383
Net realized and unrealized gain (loss)	(0.571)		0.393	(0.020)	(0.376)	0.003		(0.045)

Total income (loss) from operations	$(0.410)		$0.723	$0.314	$(0.038)	$0.366		$0.338

Less Distributions

From net investment income	$(0.160)		$(0.313)	$(0.334)	$(0.352)	$(0.366)		$(0.368)

Total distributions	$(0.160)		$(0.313)	$(0.334)	$(0.352)	$(0.366)		$(0.368)

Net asset value — End of period	$9.420		$9.990	$9.580	$9.600	$9.990		$9.990

Total Return(2)	(4.17	)%(3)	7.62%	3.49%	(0.39)%	3.68%		3.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,805		$4,038	$5,225	$6,962	$7,827		$9,941
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.49%	1.54%	1.50%	1.53	%(4)	1.52%
Interest and fee expense(6)	—		—	—	0.10%	0.20%		0.22%
Total expenses before custodian fee reduction	1.50	%(5)	1.49%	1.54%	1.60%	1.73	%(4)	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.49%	1.54%	1.45%	1.47	%(4)	1.49%
Net investment income	3.23	%(5)	3.33%	3.64%	3.43%	3.60%		3.84%
Portfolio Turnover	6	%(3)	3%	23%	18%	4%		14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Minnesota Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.980		$9.570	$9.620	$9.990	$9.990		$9.940

Income (Loss) From Operations

Net investment income(2)	$0.161		$0.329	$0.333	$0.335	$0.357		$0.231
Net realized and unrealized gain (loss)	(0.571)		0.394	(0.049)	(0.353)	0.009		0.041	(3)

Total income (loss) from operations	$(0.410)		$0.723	$0.284	$(0.018)	$0.366		$0.272

Less Distributions

From net investment income	$(0.160)		$(0.313)	$(0.334)	$(0.352)	$(0.366)		$(0.222)

Total distributions	$(0.160)		$(0.313)	$(0.334)	$(0.352)	$(0.366)		$(0.222)

Net asset value — End of period	$9.410		$9.980	$9.570	$9.620	$9.990		$9.990

Total Return(4)	(4.17	)%(5)	7.63%	3.17%	(0.19)%	3.68%		2.77	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,069		$15,291	$12,078	$8,569	$4,115		$986
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(6)	1.48%	1.55%	1.50%	1.53	%(7)	1.52	%(6)
Interest and fee expense(8)	—		—	—	0.10%	0.20%		0.22	%(6)
Total expenses before custodian fee reduction	1.50	%(6)	1.48%	1.55%	1.60%	1.73	%(7)	1.74	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(6)	1.48%	1.54%	1.45%	1.47	%(7)	1.49	%(6)
Net investment income	3.24	%(6)	3.32%	3.61%	3.41%	3.54%		3.78	%(6)
Portfolio Turnover	6	%(5)	3%	23%	18%	4%		14	%(9)

(1)	For the period from the start of business, December 21, 2005, to July 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	For the year ended July 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Minnesota Fund — Class I

	Period Ended
	January 31, 2011
	(Unaudited)(1)

Net asset value — Beginning of period	$9.290

Income (Loss) From Operations

Net investment income(2)	$0.190
Net realized and unrealized loss	(0.540)

Total loss from operations	$(0.350)

Less Distributions

From net investment income	$(0.190)

Total distributions	$(0.190)

Net asset value — End of period	$8.750

Total Return(3)	(3.84	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Total expenses(6)	0.54	%(5)
Net investment income	4.17	%(5)
Portfolio Turnover	6	%(4)(7)

(1)	For the period from the commencement of operations on August 3, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	For the six months ended January 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	New Jersey Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.220		$8.580	$9.500	$10.500	$10.420		$10.470

Income (Loss) From Operations

Net investment income(1)	$0.224		$0.454	$0.457	$0.456	$0.481		$0.462
Net realized and unrealized gain (loss)	(0.751)		0.627	(0.929)	(0.977)	0.058		(0.055)

Total income (loss) from operations	$(0.527)		$1.081	$(0.472)	$(0.521)	$0.539		$0.407

Less Distributions

From net investment income	$(0.223)		$(0.441)	$(0.448)	$(0.462)	$(0.459)		$(0.457)
From net realized gain	—		—	—	(0.017)	—		—

Total distributions	$(0.223)		$(0.441)	$(0.448)	$(0.479)	$(0.459)		$(0.457)

Net asset value — End of period	$8.470		$9.220	$8.580	$9.500	$10.500		$10.420

Total Return(2)	(5.84	)%(3)	12.76%	(4.66)%	(5.04)%	5.18%		4.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$180,284		$214,220	$215,406	$261,792	$264,281		$189,294
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79	%(4)	0.79%	0.85%	0.81%	0.79	%(5)	0.80%
Interest and fee expense(6)	0.14	%(4)	0.11%	0.18%	0.26%	0.42%		0.39%
Total expenses before custodian fee reduction	0.93	%(4)	0.90%	1.03%	1.07%	1.21	%(5)	1.19%
Expenses after custodian fee reduction excluding interest and fees	0.79	%(4)	0.79%	0.85%	0.80%	0.76	%(5)	0.78%
Net investment income	4.90	%(4)	4.98%	5.48%	4.57%	4.51%		4.45%
Portfolio Turnover	0	%(3)(7)	13%	35%	47%	37%		27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	New Jersey Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.620		$8.960	$9.920	$10.950	$10.870		$10.740

Income (Loss) From Operations

Net investment income(2)	$0.198		$0.402	$0.411	$0.394	$0.402		$0.233
Net realized and unrealized gain (loss)	(0.781)		0.652	(0.972)	(1.008)	0.075		0.148	(3)

Total income (loss) from operations	$(0.583)		$1.054	$(0.561)	$(0.614)	$0.477		$0.381

Less Distributions

From net investment income	$(0.197)		$(0.394)	$(0.399)	$(0.399)	$(0.397)		$(0.251)
From net realized gain	—		—	—	(0.017)	—		—

Total distributions	$(0.197)		$(0.394)	$(0.399)	$(0.416)	$(0.397)		$(0.251)

Net asset value — End of period	$8.840		$9.620	$8.960	$9.920	$10.950		$10.870

Total Return(4)	(6.17	)%(5)	11.89%	(5.40)%	(5.68)%	4.38%		3.56	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,270		$31,491	$26,165	$28,204	$22,479		$3,659
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(6)	1.53%	1.59%	1.56%	1.54	%(7)	1.55	%(6)
Interest and fee expense(8)	0.14	%(6)	0.11%	0.18%	0.26%	0.42%		0.39	%(6)
Total expenses before custodian fee reduction	1.68	%(6)	1.64%	1.77%	1.82%	1.96	%(7)	1.94	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.54	%(6)	1.53%	1.59%	1.55%	1.51	%(7)	1.53	%(6)
Net investment income	4.15	%(6)	4.21%	4.73%	3.79%	3.61%		3.45	%(6)
Portfolio Turnover	0	%(5)(9)	13%	35%	47%	37%		27	%(10)

(1)	For the period from the start of business, December 14, 2005, to July 31, 2006.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(9)	Amount is less than 0.5%.

(10)	For the year ended July 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	New Jersey Fund — Class I

	Six Months Ended		Year Ended July 31,
	January 31, 2011				Period Ended
	(Unaudited)		2010	2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.220		$8.580	$9.510	$9.180

Income (Loss) From Operations

Net investment income(2)	$0.234		$0.473	$0.468	$0.190
Net realized and unrealized gain (loss)	(0.752)		0.625	(0.933)	0.337

Total income (loss) from operations	$(0.518)		$1.098	$(0.465)	$0.527

Less Distributions

From net investment income	$(0.232)		$(0.458)	$(0.465)	$(0.197)

Total distributions	$(0.232)		$(0.458)	$(0.465)	$(0.197)

Net asset value — End of period	$8.470		$9.220	$8.580	$9.510

Total Return(3)	(5.75	)%(4)	12.96%	(4.56)%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,618		$8,386	$1,808	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.59	%(5)	0.58%	0.65%	0.61	%(5)
Interest and fee expense(6)	0.14	%(5)	0.11%	0.18%	0.26	%(5)
Total expenses before custodian fee reduction	0.73	%(5)	0.69%	0.83%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.59	%(5)	0.58%	0.65%	0.60	%(5)
Net investment income	5.11	%(5)	5.16%	5.74%	4.76	%(5)
Portfolio Turnover	0	%(4)(7)	13%	35%	47	%(8)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	Amount is less than 0.5%.
(8)	For the year ended July 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.060		$8.650	$9.190	$9.970	$9.930		$9.920

Income (Loss) From Operations

Net investment income(1)	$0.222		$0.431	$0.427	$0.440	$0.434		$0.458
Net realized and unrealized gain (loss)	(0.633)		0.391	(0.539)	(0.785)	0.042		0.010

Total income (loss) from operations	$(0.411)		$0.822	$(0.112)	$(0.345)	$0.476		$0.468

Less Distributions

From net investment income	$(0.219)		$(0.412)	$(0.428)	$(0.435)	$(0.436)		$(0.458)

Total distributions	$(0.219)		$(0.412)	$(0.428)	$(0.435)	$(0.436)		$(0.458)

Net asset value — End of period	$8.430		$9.060	$8.650	$9.190	$9.970		$9.930

Total Return(2)	(4.63	)%(3)	9.60%	(0.87)%	(3.52)%	4.81%		4.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$178,717		$210,024	$212,358	$229,953	$238,254		$187,902
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.80	%(4)	0.79%	0.82%	0.81%	0.80	%(5)	0.82%
Interest and fee expense(6)	0.11	%(4)	0.09%	0.29%	0.42%	0.54%		0.38%
Total expenses before custodian fee reduction	0.91	%(4)	0.88%	1.11%	1.23%	1.34	%(5)	1.20%
Expenses after custodian fee reduction excluding interest and fees	0.80	%(4)	0.79%	0.82%	0.79%	0.77	%(5)	0.80%
Net investment income	4.93	%(4)	4.74%	5.15%	4.58%	4.29%		4.63%
Portfolio Turnover	3	%(3)	10%	27%	24%	27%		31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Pennsylvania Fund — Class B

	Six Months Ended		Year Ended July 31,
	January 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.380		$8.960	$9.500	$10.310	$10.270		$10.260

Income (Loss) From Operations

Net investment income(1)	$0.194		$0.375	$0.379	$0.381	$0.372		$0.398
Net realized and unrealized gain (loss)	(0.662)		0.404	(0.544)	(0.818)	0.040		0.009

Total income (loss) from operations	$(0.468)		$0.779	$(0.165)	$(0.437)	$0.412		$0.407

Less Distributions

From net investment income	$(0.192)		$(0.359)	$(0.375)	$(0.373)	$(0.372)		$(0.397)

Total distributions	$(0.192)		$(0.359)	$(0.375)	$(0.373)	$(0.372)		$(0.397)

Net asset value — End of period	$8.720		$9.380	$8.960	$9.500	$10.310		$10.270

Total Return(2)	(5.08	)%(3)	8.75%	(1.45)%	(4.30)%	4.02%		4.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,914		$17,328	$22,120	$28,571	$36,425		$42,291
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55	%(4)	1.55%	1.57%	1.56%	1.55	%(5)	1.57%
Interest and fee expense(6)	0.11	%(4)	0.09%	0.29%	0.42%	0.54%		0.38%
Total expenses before custodian fee reduction	1.66	%(4)	1.64%	1.86%	1.98%	2.09	%(5)	1.95%
Expenses after custodian fee reduction excluding interest and fees	1.55	%(4)	1.55%	1.57%	1.54%	1.52	%(5)	1.55%
Net investment income	4.16	%(4)	3.99%	4.41%	3.83%	3.56%		3.89%
Portfolio Turnover	3	%(3)	10%	27%	24%	27%		31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Six Months Ended		Year Ended July 31,
	January 31, 2011							Period Ended
	(Unaudited)		2010	2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.380		$8.960	$9.510	$10.320	$10.280		$10.250

Income (Loss) From Operations

Net investment income(2)	$0.195		$0.375	$0.377	$0.380	$0.368		$0.203
Net realized and unrealized gain (loss)	(0.653)		0.404	(0.551)	(0.816)	0.045		0.044

Total income (loss) from operations	$(0.458)		$0.779	$(0.174)	$(0.436)	$0.413		$0.247

Less Distributions

From net investment income	$(0.192)		$(0.359)	$(0.376)	$(0.374)	$(0.373)		$(0.217)

Total distributions	$(0.192)		$(0.359)	$(0.376)	$(0.374)	$(0.373)		$(0.217)

Net asset value — End of period	$8.730		$9.380	$8.960	$9.510	$10.320		$10.280

Total Return(3)	(4.97	)%(4)	8.75%	(1.55)%	(4.29)%	4.02%		2.38	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,146		$46,080	$38,427	$33,457	$20,528		$3,026
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56	%(5)	1.54%	1.57%	1.56%	1.55	%(6)	1.57	%(5)
Interest and fee expense(7)	0.11	%(5)	0.09%	0.29%	0.42%	0.54%		0.38	%(5)
Total expenses before custodian fee reduction	1.67	%(5)	1.63%	1.86%	1.98%	2.09	%(6)	1.95	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56	%(5)	1.54%	1.57%	1.54%	1.52	%(6)	1.55	%(5)
Net investment income	4.17	%(5)	3.98%	4.38%	3.83%	3.52%		3.60	%(5)
Portfolio Turnover	3	%(4)	10%	27%	24%	27%		31	%(8)

(1)	For the period from the start of business, January 12, 2006, to July 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(8)	For the year ended July 31, 2006.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Six Months Ended		Year Ended July 31,
	January 31, 2011				Period Ended
	(Unaudited)		2010	2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.100		$8.680	$9.200	$8.900

Income (Loss) From Operations

Net investment income(2)	$0.231		$0.450	$0.442	$0.192
Net realized and unrealized gain (loss)	(0.642)		0.401	(0.517)	0.297

Total income (loss) from operations	$(0.411)		$0.851	$(0.075)	$0.489

Less Distributions

From net investment income	$(0.229)		$(0.431)	$(0.445)	$(0.189)

Total distributions	$(0.229)		$(0.431)	$(0.445)	$(0.189)

Net asset value — End of period	$8.460		$9.100	$8.680	$9.200

Total Return(3)	(4.62	)%(4)	9.91%	(0.45)%	5.49	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,266		$35,367	$22,621	$32
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60	%(5)	0.60%	0.62%	0.60	%(5)
Interest and fee expense(6)	0.11	%(5)	0.09%	0.29%	0.42	%(5)
Total expenses before custodian fee reduction	0.71	%(5)	0.69%	0.91%	1.02	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.60	%(5)	0.60%	0.62%	0.58	%(5)
Net investment income	5.12	%(5)	4.93%	5.37%	4.98	%(5)
Portfolio Turnover	3	%(4)	10%	27%	24	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).
(7)	For the year ended July 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-three funds, six of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Michigan Municipal Income Fund (Michigan Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Michigan Fund and New Jersey Fund offer three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At July 31, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Arizona	$353,624	July 31, 2012
	691,155	July 31, 2013
	736,704	July 31, 2014
	160,306	July 31, 2016
	997,387	July 31, 2017
	3,471,707	July 31, 2018

Connecticut	$374,997	July 31, 2013
	329,657	July 31, 2016
	662,277	July 31, 2017
	2,387,746	July 31, 2018

Michigan	$337,787	July 31, 2016
	391,429	July 31, 2017
	2,239,220	July 31, 2018

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

Fund	Amount	Expiration Date

Minnesota	$382,839	July 31, 2012
	504,289	July 31, 2013
	410,833	July 31, 2016
	566,758	July 31, 2017
	1,523,293	July 31, 2018

New Jersey	$3,716,712	July 31, 2016
	6,120,511	July 31, 2017
	20,873,952	July 31, 2018

Pennsylvania	$5,831,137	July 31, 2011
	1,108,751	July 31, 2012
	3,349,896	July 31, 2013
	1,414,955	July 31, 2016
	5,414,612	July 31, 2017
	10,375,222	July 31, 2018

Additionally, at July 31, 2010, the Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund had net capital losses of $1,050,093, $497,726, $660,302, $685,360, $2,293,729 and $7,819,381, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending July 31, 2011.

As of January 31, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended July 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2011, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

		Interest Rate	Collateral
	Floating	or Range of	for Floating
	Rate Notes	Interest	Rate Notes
Fund	Outstanding	Rates (%)	Outstanding

Arizona	$1,700,000	0.34 – 0.39	$2,739,131
Connecticut	7,225,000	0.34 – 0.39	10,294,717
Michigan	995,000	0.34 – 0.39	1,570,263
New Jersey	34,745,000	0.29 – 0.42	44,370,439
Pennsylvania	36,475,000	0.30 – 0.39	51,598,415

For the six months ended January 31, 2011, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Average
	Floating Rate
	Notes	Average
Fund	Outstanding	Interest Rate

Arizona	$1,700,000	1.04%
Connecticut	7,225,000	0.98
Michigan	995,000	1.02
New Jersey	38,484,130	0.88
Pennsylvania	36,475,000	0.89

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2011.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — The Funds may enter into financial futures contracts. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N Interim Financial Statements — The interim financial statements relating to January 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For the six months ended January 31, 2011, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Arizona	$161,108	0.35%
Connecticut	242,699	0.38
Michigan	65,039	0.27
Minnesota	193,184	0.36
New Jersey	523,677	0.43
Pennsylvania	646,028	0.44

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2011 were as follows:

	EVM’s Sub-Transfer	EVD’s Class A
Fund	Agent Fees	Sales Charges

Arizona	$665	$4,939
Connecticut	1,155	5,910
Michigan	673	3,424
Minnesota	853	8,054
New Jersey	2,503	21,187
Pennsylvania	3,337	29,642

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2011 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Arizona	$80,086
Connecticut	110,184
Michigan	45,402
Minnesota	89,830
New Jersey	204,521
Pennsylvania	202,413

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended January 31, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
Fund	Distribution Fees	Distribution Fees

Arizona	$9,886	$32,171
Connecticut	17,854	29,169
Michigan	—	13,431
Minnesota	13,286	56,439
New Jersey	—	116,060
Pennsylvania	58,894	166,635

At January 31, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Arizona	$926,000	$808,000
Connecticut	1,050,000	565,000
Michigan	—	363,000
Minnesota	692,000	661,000
New Jersey	—	2,924,000
Pennsylvania	1,167,000	3,184,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended January 31, 2011 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

Arizona	$2,636	$8,579
Connecticut	4,761	7,778
Michigan	—	3,582
Minnesota	3,543	15,050
New Jersey	—	30,949
Pennsylvania	15,705	44,436

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended January 31, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

Arizona	$5,000	$2,000	$1,000
Connecticut	6,000	2,000	30
Michigan	1,000	—	500
Minnesota	—	200	2,000
New Jersey	100	—	—
Pennsylvania	5,000	4,000	8,000

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2011 were as follows:

Fund	Purchases	Sales

Arizona	$1,123,101	$11,968,291
Connecticut	1,236,750	6,380,377
Michigan	2,058,552	5,022,814
Minnesota	5,818,425	8,144,669
New Jersey	1,107,491	26,233,609
Pennsylvania	8,762,128	33,773,790

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended
	January 31, 2011	Year Ended
Class A	(Unaudited)	July 31, 2010

Sales	220,756	776,872
Issued to shareholders electing to receive payments of distributions in Fund shares	106,331	208,037
Redemptions	(1,432,316)	(1,474,125)
Exchange from Class B shares	60,995	145,555

Net decrease	(1,044,234)	(343,661)

	Six Months Ended
	January 31, 2011	Year Ended
Class B	(Unaudited)	July 31, 2010

Sales	1,677	22,790
Issued to shareholders electing to receive payments of distributions in Fund shares	3,001	7,624
Redemptions	(45,863)	(81,480)
Exchange to Class A shares	(54,864)	(130,959)

Net decrease	(96,049)	(182,025)

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	January 31, 2011	Year Ended
Class C	(Unaudited)	July 31, 2010

Sales	47,989	112,745
Issued to shareholders electing to receive payments of distributions in Fund shares	10,792	21,283
Redemptions	(128,108)	(153,947)

Net decrease	(69,327)	(19,919)

		Period Ended
		January 31, 2011
Class I		(Unaudited)(1)

Sales		106

Net increase		106

Connecticut Fund
	Six Months Ended
	January 31, 2011	Year Ended
Class A	(Unaudited)	July 31, 2010

Sales	518,989	1,053,629
Issued to shareholders electing to receive payments of distributions in Fund shares	158,697	322,900
Redemptions	(1,281,460)	(1,838,941)
Exchange from Class B shares	145,781	288,294

Net decrease	(457,993)	(174,118)

	Six Months Ended
	January 31, 2011	Year Ended
Class B	(Unaudited)	July 31, 2010

Sales	2,316	35,844
Issued to shareholders electing to receive payments of distributions in Fund shares	5,115	16,130
Redemptions	(33,434)	(73,682)
Exchange to Class A shares	(146,454)	(289,445)

Net decrease	(172,457)	(311,153)

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	January 31, 2011	Year Ended
Class C	(Unaudited)	July 31, 2010

Sales	138,780	303,458
Issued to shareholders electing to receive payments of distributions in Fund shares	8,460	13,949
Redemptions	(232,696)	(144,857)

Net increase (decrease)	(85,456)	172,550

	Six Months Ended
	January 31, 2011	Year Ended
Class I	(Unaudited)	July 31, 2010

Sales	118,804	444,509
Issued to shareholders electing to receive payments of distributions in Fund shares	5,449	8,806
Redemptions	(139,309)	(16,155)

Net increase (decrease)	(15,056)	437,160

Michigan Fund
	Six Months Ended
	January 31, 2011	Year Ended
Class A	(Unaudited)	July 31, 2010

Sales	80,751	264,399
Issued to shareholders electing to receive payments of distributions in Fund shares	67,716	146,769
Redemptions	(424,445)	(885,289)

Net decrease	(275,978)	(474,121)

	Six Months Ended
	January 31, 2011	Year Ended
Class C	(Unaudited)	July 31, 2010

Sales	7,033	118,762
Issued to shareholders electing to receive payments of distributions in Fund shares	5,116	10,669
Redemptions	(74,754)	(138,327)

Net decrease	(62,605)	(8,896)

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

		Period Ended
		January 31, 2011
Class I		(Unaudited)(1)

Sales		112

Net increase		112

Minnesota Fund
	Six Months Ended
	January 31, 2011	Year Ended
Class A	(Unaudited)	July 31, 2010

Sales	986,027	2,041,993
Issued to shareholders electing to receive payments of distributions in Fund shares	147,397	253,681
Redemptions	(1,297,015)	(1,188,662)
Exchange from Class B shares	94,968	129,430

Net increase (decrease)	(68,623)	1,236,442

	Six Months Ended
	January 31, 2011	Year Ended
Class B	(Unaudited)	July 31, 2010

Sales	4,548	31,436
Issued to shareholders electing to receive payments of distributions in Fund shares	4,001	9,797
Redemptions	(26,685)	(62,310)
Exchange to Class A shares	(88,264)	(120,211)

Net decrease	(106,400)	(141,288)

	Six Months Ended
	January 31, 2011	Year Ended
Class C	(Unaudited)	July 31, 2010

Sales	134,483	505,491
Issued to shareholders electing to receive payments of distributions in Fund shares	16,186	24,832
Redemptions	(400,274)	(260,240)

Net increase (decrease)	(249,605)	270,083

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

		Period Ended
		January 31, 2011
Class I		(Unaudited)(1)

Sales		108

Net increase		108

New Jersey Fund
	Six Months Ended
	January 31, 2011	Year Ended
Class A	(Unaudited)	July 31, 2010

Sales	886,561	1,640,241
Issued to shareholders electing to receive payments of distributions in Fund shares	353,227	756,696
Redemptions	(3,197,832)	(4,270,367)

Net decrease	(1,958,044)	(1,873,430)

	Six Months Ended
	January 31, 2011	Year Ended
Class C	(Unaudited)	July 31, 2010

Sales	211,602	844,613
Issued to shareholders electing to receive payments of distributions in Fund shares	39,521	82,499
Redemptions	(553,175)	(574,771)

Net increase (decrease)	(302,052)	352,341

	Six Months Ended
	January 31, 2011	Year Ended
Class I	(Unaudited)	July 31, 2010

Sales	253,581	802,366
Issued to shareholders electing to receive payments of distributions in Fund shares	5,681	3,203
Redemptions	(269,744)	(106,758)

Net increase (decrease)	(10,482)	698,811

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
	Six Months Ended
	January 31, 2011	Year Ended
Class A	(Unaudited)	July 31, 2010

Sales	769,909	2,424,069
Issued to shareholders electing to receive payments of distributions in Fund shares	387,463	719,122
Redemptions	(3,388,953)	(5,040,854)
Exchange from Class B shares	259,920	536,056

Net decrease	(1,971,661)	(1,361,607)

	Six Months Ended
	January 31, 2011	Year Ended
Class B	(Unaudited)	July 31, 2010

Sales	31,524	166,125
Issued to shareholders electing to receive payments of distributions in Fund shares	21,586	47,811
Redemptions	(169,122)	(317,762)
Exchange to Class A shares	(251,129)	(517,650)

Net decrease	(367,141)	(621,476)

	Six Months Ended
	January 31, 2011	Year Ended
Class C	(Unaudited)	July 31, 2010

Sales	293,198	1,225,972
Issued to shareholders electing to receive payments of distributions in Fund shares	71,352	128,884
Redemptions	(1,018,835)	(730,907)

Net increase (decrease)	(654,285)	623,949

	Six Months Ended
	January 31, 2011	Year Ended
Class I	(Unaudited)	July 31, 2010

Sales	141,167	1,551,957
Issued to shareholders electing to receive payments of distributions in Fund shares	9,310	5,314
Redemptions	(579,084)	(273,703)

Net increase (decrease)	(428,607)	1,283,568

(1)	Class I of Arizona Fund, Michigan Fund and Minnesota Fund commenced operations on August 3, 2010.

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Arizona Fund

Aggregate cost	$78,852,700

Gross unrealized appreciation	$3,567,477
Gross unrealized depreciation	(4,631,971)

Net unrealized depreciation	$(1,064,494)

Connecticut Fund

Aggregate cost	$116,574,408

Gross unrealized appreciation	$3,213,193
Gross unrealized depreciation	(4,792,394)

Net unrealized depreciation	$(1,579,201)

Michigan Fund

Aggregate cost	$44,703,749

Gross unrealized appreciation	$1,748,762
Gross unrealized depreciation	(2,715,421)

Net unrealized depreciation	$(966,659)

Minnesota Fund

Aggregate cost	$98,602,115

Gross unrealized appreciation	$2,398,468
Gross unrealized depreciation	(3,624,001)

Net unrealized depreciation	$(1,225,533)

New Jersey Fund

Aggregate cost	$228,453,873

Gross unrealized appreciation	$3,453,984
Gross unrealized depreciation	(20,620,328)

Net unrealized depreciation	$(17,166,344)

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund

Aggregate cost	$274,152,929

Gross unrealized appreciation	$5,853,023
Gross unrealized depreciation	(19,927,591)

Net unrealized depreciation	$(14,074,568)

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2011, Connecticut Fund, Minnesota Fund and Pennsylvania Fund had a balance outstanding pursuant to this line of credit of $400,000, $300,000 and $4,200,000, respectively, at an interest rate of 1.42%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2011. The Funds’ average borrowings or allocated fees during the six months ended January 31, 2011 were not significant.

10 Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At January 31, 2011, Arizona Fund had payments due to SSBT pursuant to the foregoing arrangement of $1,260,478.

11 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at January 31, 2011 is as follows:

Futures Contracts
						Net Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Arizona	3/11	50 U.S. 10-Year Treasury Note	Short	$(6,003,731)	$(6,039,844)	$(36,113)
	3/11	30 U.S. 30-Year Treasury Bond	Short	(3,796,066)	(3,618,750)	177,316

Connecticut	3/11	11 U.S. 10-Year Treasury Note	Short	$(1,366,282)	$(1,328,766)	$37,516
	3/11	27 U.S. 30-Year Treasury Bond	Short	(3,388,643)	(3,256,875)	131,768

Michigan	3/11	14 U.S. 10-Year Treasury Note	Short	$(1,738,904)	$(1,691,156)	$47,748
	3/11	42 U.S. 30-Year Treasury Bond	Short	(5,271,544)	(5,066,250)	205,294

Minnesota	3/11	60 U.S. 10-Year Treasury Note	Short	$(7,204,478)	$(7,247,813)	$(43,335)
	3/11	35 U.S. 30-Year Treasury Bond	Short	(4,428,745)	(4,221,875)	206,870

New Jersey	3/11	100 U.S. 10-Year Treasury Note	Short	$(12,420,744)	$(12,079,688)	$341,056
	3/11	200 U.S. 30-Year Treasury Bond	Short	(25,471,172)	(24,125,000)	1,346,172

Pennsylvania	3/11	650 U.S. 30-Year Treasury Bond	Short	$(82,781,316)	$(78,406,250)	$4,375,066

Interest Rate Swaps
Arizona Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

JPMorgan Chase Co.	$1,750,000	4.163%	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	$55,833

Connecticut Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$2,000,000	4.092%	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	$83,904

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

Michigan Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$900,000	4.092%	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	$37,757

Minnesota Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

JPMorgan Chase Co.	$750,000	4.163%	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	$23,928

New Jersey Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$3,000,000	4.092%	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	$125,856

JPMorgan Chase Co.	6,612,500	4.163	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	210,968

					$336,824

Pennsylvania Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$4,500,000	4.092%	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	$188,784

JPMorgan Chase Co.	3,650,000	4.163	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	116,451

					$305,235

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At January 31, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund enters into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At January 31, 2011, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at January 31, 2011 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At January 31, 2011, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Arizona Fund
Futures Contracts	$177,316	(1)	$(36,113	)(1)
Interest Rate Swaps	55,833	(2)	—

Total	$233,149		$(36,113)

Connecticut Fund
Futures Contracts	$169,284	(1)	$—
Interest Rate Swaps	83,904	(2)	—

Total	$253,188		$—

Michigan Fund
Futures Contracts	$253,042	(1)	$—
Interest Rate Swaps	37,757	(2)	—

Total	$290,799		$—

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Minnesota Fund
Futures Contracts	$206,870	(1)	$(43,335	)(1)
Interest Rate Swaps	23,928	(2)	—

Total	$230,798		$(43,335)

New Jersey Fund
Futures Contracts	$1,687,228	(1)	$—
Interest Rate Swaps	336,824	(2)	—

Total	$2,024,052		$—

Pennsylvania Fund
Futures Contracts	$4,375,066	(1)	$—
Interest Rate Swaps	305,235	(2)	—

Total	$4,680,301		$—

(1)	Amount represents cumulative unrealized appreciation or depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(2)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Fund	in Income(1)	Derivatives Recognized in Income(2)

Arizona	$(88,995)	$516,638
Connecticut	(335,892)	540,618
Michigan	(326,608)	510,882
Minnesota	(87,141)	489,315
New Jersey	(1,510,604)	3,690,713
Pennsylvania	(4,241,826)	8,289,703

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended January 31, 2011, which are indicative of the volume of these derivative types, were approximately as follows:

	Average Notional Amount
	Futures	Interest
Fund	Contracts	Rate Swaps

Arizona	$6,200,000	$1,750,000
Connecticut	3,214,000	2,000,000
Michigan	4,271,000	900,000
Minnesota	7,357,000	750,000
New Jersey	30,000,000	9,184,000
Pennsylvania	65,000,000	8,150,000

12 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

At January 31, 2011, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$79,488,206	$—	$79,488,206

Total Investments	$—	$79,488,206	$—	$79,488,206

Futures Contracts	$177,316	$—	$—	$177,316
Interest Rate Swaps	—	55,833	—	55,833

Total	$177,316	$79,544,039	$—	$79,721,355

Liability Description
Futures Contracts	$(36,113)	$—	$—	$(36,113)

Total	$(36,113)	$—	$—	$(36,113)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$122,220,207	$—	$122,220,207

Total Investments	$—	$122,220,207	$—	$122,220,207

Futures Contracts	$169,284	$—	$—	$169,284
Interest Rate Swaps	—	83,904	—	83,904

Total	$169,284	$122,304,111	$—	$122,473,395

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$44,732,090	$—	$44,732,090

Total Investments	$—	$44,732,090	$—	$44,732,090

Futures Contracts	$253,042	$—	$—	$253,042
Interest Rate Swaps	—	37,757	—	37,757

Total	$253,042	$44,769,847	$—	$45,022,889

Eaton Vance
Municipal Income Funds

January 31, 2011

Notes to Financial Statements (Unaudited) — continued

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$97,376,582	$—	$97,376,582

Total Investments	$—	$97,376,582	$—	$97,376,582

Futures Contracts	$206,870	$—	$—	$206,870
Interest Rate Swaps	—	23,928	—	23,928

Total	$206,870	$97,400,510	$—	$97,607,380

Liability Description
Futures Contracts	$(43,335)	$—	$—	$(43,335)

Total	$(43,335)	$—	$—	$(43,335)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$246,032,529	$—	$246,032,529

Total Investments	$—	$246,032,529	$—	$246,032,529

Futures Contracts	$1,687,228	$—	$—	$1,687,228
Interest Rate Swaps	—	336,824	—	336,824

Total	$1,687,228	$246,369,353	$—	$248,056,581

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$296,553,361	$—	$296,553,361

Total Investments	$—	$296,553,361	$—	$296,553,361

Futures Contracts	$4,375,066	$—	$—	$4,375,066
Interest Rate Swaps	—	305,235	—	305,235

Total	$4,375,066	$296,858,596	$—	$301,233,662

The Funds held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Income Funds

January 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Eaton Vance
Municipal Income Funds

January 31, 2011

Board of Trustees’ Contract Approval — continued

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such

Eaton Vance
Municipal Income Funds

January 31, 2011

Board of Trustees’ Contract Approval — continued

factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipal Income Fund
•	Eaton Vance Connecticut Municipal Income Fund
•	Eaton Vance Michigan Municipal Income Fund
•	Eaton Vance Minnesota Municipal Income Fund
•	Eaton Vance New Jersey Municipal Income Fund
•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel (where applicable). In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance
Municipal Income Funds

January 31, 2011

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Eaton Vance
Municipal Income Funds

January 31, 2011

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance
Municipal Income Funds

January 31, 2011

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Thomas M. Metzold President William H. Ahern, Jr. Vice President Craig R. Brandon Vice President Cynthia J. Clemson Vice President	Adam A. Weigold Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

Eaton Vance
Municipal Income Funds

January 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Offices of the Funds
Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

313-3/11	7CSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: March 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 15, 2011

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: March 15, 2011